UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Nations Separate Account Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Nations Separate Account Trust - Marsico International Opportunities Portfolio

		Shares	Value ($)*
Common Stocks – 97.5%
CONSUMER DISCRETIONARY – 22.2%
Auto Components – 3.0%
	Continental AG	51,514	4,233,882
	Auto Components Total		4,233,882
Automobiles – 3.3%
	Hyundai Motor Co.	30,950	2,419,563
	Toyota Motor Corp.	46,300	2,134,998
	Automobiles Total		4,554,561
Hotels, Restaurants & Leisure – 8.6%
	Enterprise Inns PLC	277,859	4,141,246
	InterContinental Hotels Group PLC	217,699	2,762,119
	Kerzner International Ltd. (a)	25,731	1,429,357
	Shangri-La Asia Ltd.	1,490,878	2,414,769
	Wynn Resorts Ltd. (a)	27,173	1,226,861
	Hotels, Restaurants & Leisure Total		11,974,352
Household Durables – 1.0%
	Thomson	63,975	1,331,296
	Household Durables Total		1,331,296
Media – 4.6%
	EMI Group PLC	287,753	1,236,105
	Grupo Televisa SA, ADR	42,984	3,082,383
	JC Decaux SA (a)	90,540	2,003,603
	Media Total		6,322,091
Specialty Retail – 1.7%
	Yamada Denki Co., Ltd.	31,600	2,420,584
	Specialty Retail Total		2,420,584
	CONSUMER DISCRETIONARY TOTAL		30,836,766
CONSUMER STAPLES – 6.2%
Beverages – 1.4%
	Diageo PLC	141,013	2,028,213
	Beverages Total		2,028,213
Food & Staples Retailing – 2.1%
	Shoppers Drug Mart Corp.	82,237	2,910,731
	Food & Staples Retailing Total		2,910,731
Household Products – 2.1%
	Reckitt Benckiser PLC	94,773	2,889,375
	Household Products Total		2,889,375

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.6%
	Natura Cosmeticos SA	19,784	791,894
	Personal Products Total		791,894
	CONSUMER STAPLES TOTAL		8,620,213
ENERGY – 6.9%
Energy Equipment & Services – 2.4%
	Precision Drilling Corp. (a)	41,999	2,069,207
	Stolt Offshore SA (a)	107,512	1,243,329
	Energy Equipment & Services Total		3,312,536
Oil, Gas & Consumable Fuels – 4.5%
	CNOOC Ltd., ADR	19,563	1,412,253
	Petroleo Brasileiro SA, ADR	34,030	2,432,805
	Talisman Energy, Inc.	50,257	2,461,779
	Oil, Gas & Consumable Fuels Total		6,306,837
	ENERGY TOTAL		9,619,373
FINANCIALS – 21.0%
Capital Markets – 3.0%
	UBS AG, Registered Shares	48,879	4,158,062
	Capital Markets Total		4,158,062
Commercial Banks – 7.8%
	Anglo Irish Bank Corp., PLC	146,893	1,994,979
	Erste Bank der oesterreichischen Sparkassen AG	42,387	2,269,167
	ICICI Bank Ltd., ADR	52,538	1,484,198
	Mitsubishi Tokyo Financial Group, Inc.	202	2,676,865
	Sumitomo Mitsui Financial Group, Inc.	250	2,372,259
	Commercial Banks Total		10,797,468
Consumer Finance – 1.6%
	Credit Saison Co., Ltd.	52,000	2,280,708
	Consumer Finance Total		2,280,708
Real Estate – 6.6%
	CapitaLand Ltd.	1,446,000	2,686,531
	Hang Lung Properties Ltd.	808,533	1,286,342
	Leopalace21 Corp.	97,751	2,366,851
	Sumitomo Realty & Development Co., Ltd.	194,000	2,896,650
	Real Estate Total		9,236,374

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.0%
	Hypo Real Estate Holding AG	54,943	2,779,313
	Thrifts & Mortgage Finance Total		2,779,313
	FINANCIALS TOTAL		29,251,925
HEALTH CARE – 9.9%
Biotechnology – 0.9%
	CSL Ltd.	45,045	1,323,289
	Biotechnology Total		1,323,289
Pharmaceuticals – 9.0%
	Chugai Pharmaceutical Co., Ltd.	140,900	2,696,213
	Roche Holding AG	45,219	6,286,431
	Sanofi-Aventis	42,431	3,511,241
	Pharmaceuticals Total		12,493,885
	HEALTH CARE TOTAL		13,817,174
INDUSTRIALS – 8.0%
Construction & Engineering – 3.7%
	Vinci SA	60,489	5,213,903
	Construction & Engineering Total		5,213,903
Electrical Equipment – 1.1%
	Fanuc Ltd.	18,733	1,517,632
	Electrical Equipment Total		1,517,632
Road & Rail – 3.2%
	Canadian National Railway Co.	62,151	4,412,100
	Road & Rail Total		4,412,100
	INDUSTRIALS TOTAL		11,143,635
INFORMATION TECHNOLOGY – 10.3%
Communications Equipment – 2.6%
	Telefonaktiebolaget LM Ericsson, ADR	96,748	3,564,196
	Communications Equipment Total		3,564,196
Electronic Equipment & Instruments – 4.6%
	Keyence Corp.	5,600	1,412,376
	Murata Manufacturing Co., Ltd.	38,600	2,164,187
	Nippon Electric Glass Co., Ltd.	155,000	2,799,654
	Electronic Equipment & Instruments Total		6,376,217
Semiconductors & Semiconductor Equipment – 3.1%
	ARM Holdings PLC	998,421	2,070,456
	Samsung Electronics Co., Ltd.	4,090	2,316,319
	Semiconductors & Semiconductor Equipment Total		4,386,775
	INFORMATION TECHNOLOGY TOTAL		14,327,188

3

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – 6.4%
Chemicals – 4.1%
	Lonza Group AG, Registered Shares	58,603	3,461,945
	Reliance Industries Ltd., GDR (b)	61,041	2,198,697
	Chemicals Total		5,660,642
Construction Materials – 2.3%
	Cemex SA de CV, ADR, COP	60,964	3,188,417
	Construction Materials Total		3,188,417
	MATERIALS TOTAL		8,849,059
TELECOMMUNICATION SERVICES – 4.4%
Wireless Telecommunication Services – 4.4%
	America Movil SA de CV, ADR, Series L	119,782	3,152,662
	Carphone Warehouse Group PLC	448,491	1,574,947
	SK Telecom Co., Ltd.	6,958	1,356,906
	Wireless Telecommunication Services Total		6,084,515
	TELECOMMUNICATION SERVICES TOTAL		6,084,515
UTILITIES – 2.2%
Electric Utilities – 1.0%
	British Energy Group PLC (a)	163,391	1,381,012
	Electric Utilities Total		1,381,012
Multi - Utilities – 1.2%
	Veolia Environnement	40,909	1,728,573
	Multi - Utilities Total		1,728,573
	TOTAL UTILITIES		3,109,585

	Total Common Stocks (cost of $110,350,080)		135,659,433
Investment Company – 2.6%
	SSgA Prime Money Market Fund	3,593,595	3,593,595

	Total Investment Company (cost of $3,593,595)		3,593,595
Preferred Stocks – 1.2%
HEALTH CARE – 1.2%
Health Care Providers & Services – 1.2%
	Fresenius AG	12,231	1,696,743
	Health Care Providers & Services Total		1,696,743
	HEALTH CARE TOTAL		1,696,743

	Total Preferred Stocks (cost of $1,224,421)		1,696,743

	Total Investments – 101.3% (cost of $115,168,096)(c)(d)		140,949,771

	Other Assets & Liabilities, Net – (1.3)%		(1,791,543)

	Net Assets – 100.0%		139,158,228

4

Notes to Investment Portfolio:

*				Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)				Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which is not illiquid, represents 1.6% of net assets.

(c)				Cost for federal income tax purposes is $115,168,096.

(d)				Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation		Unrealized Depreciation	Net Unrealized Appreciation
	$27,591,202	$(1,809,527)	$25,781,675

At September 30, 2005, the Portfolio had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$92,067	$91,303	10/04/05	$764
AUD	259,035	258,142	10/05/05	893
AUD	51,117	51,094	10/06/05	23
CHF	284,455	284,510	10/03/05	(55)
CHF	30,460	30,440	10/05/05	20
EUR	61,539	61,488	10/04/05	51
EUR	69,841	69,786	10/05/05	55
JPY	722,841	726,024	10/03/05	(3,183)
				$(1,432)

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
JPY	$452,280	$453,546	10/03/05	$1,266

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

5

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Nations Separate Account Trust - International Value Portfolio

		Shares	Value ($)*
Common Stocks – 98.8%
CONSUMER DISCRETIONARY – 11.4%
Automobiles – 4.8%
	DaimlerChrysler AG	7,400	393,088
	Regie National Usines Renault	2,715	257,343
	Volkswagen AG, ADR	36,500	447,125
	Automobiles Total		1,097,556
Household Durables – 2.0%
	Matsushita Electric Industrial Co., Ltd., ADR	15,700	268,627
	Sony Corp.	6,200	204,946
	Household Durables Total		473,573
Leisure Equipment & Products – 1.1%
	Fuji Photo Film Co., Ltd., ADR	7,400	245,458
	Leisure Equipment & Products Total		245,458
Media – 1.4%
	Wolters Kluwer NV, ADR	17,123	317,631
	Media Total		317,631
Multiline Retail – 2.1%
	Marks & Spencer Group PLC, ADR	12,064	475,925
	Multiline Retail Total		475,925
	CONSUMER DISCRETIONARY TOTAL		2,610,143
CONSUMER STAPLES – 18.2%
Food & Staples Retailing – 8.0%
	Carrefour SA	7,800	359,258
	J. Sainsbury PLC, ADR	19,112	377,462
	Koninklijke Ahold NV, ADR (a)	72,800	552,552
	Wm. Morrison Supermarkets PLC	172,100	540,182
	Food & Staples Retailing Total		1,829,454
Food Products – 8.1%
	Nestle SA, ADR, Registered Shares	12,500	916,250
	Unilever NV, NY Shares	7,830	559,454
	Unilever PLC, ADR	9,000	379,980
	Food Products Total		1,855,684
Tobacco – 2.1%
	Japan Tobacco, Inc.	31	489,551
	Tobacco Total		489,551
	CONSUMER STAPLES TOTAL		4,174,689
FINANCIALS – 23.8%
Commercial Banks – 13.7%
	ABN AMRO Holding NV, ADR	18,962	455,088

1

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Banca Intesa S.p.A.	46,540	216,925
	Banco Bilboa Vizcaya Argentaria SA, ADR	10,070	176,628
	DBS Group Holdings Ltd., ADR	10,410	386,211
	Mitsubishi Tokyo Financial Group, Inc., ADR	51,380	669,481
	Overseas Chinese Banking Corp., Ltd.	76,800	283,901
	Sumitomo Mitsui Financial Group, Inc., ADR	50,200	464,350
	UniCredito Italiano S.p.A.	88,150	497,132
	Commercial Banks Total		3,149,716
Insurance – 9.6%
	Aegon NV, American Registered Shares	16,160	240,784
	Millea Holdings, Inc., ADR	5,919	478,492
	Mitsui Sumitomo Insurance Co., Ltd.	27,000	311,825
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,200	365,475
	Royal & Sun Alliance Insurance Group PLC	90,600	155,110
	Royal & Sun Alliance Insurance Group PLC (b)	90,600	155,110
	Zurich Financial Services AG, ADR (a)	29,800	506,600
	Insurance Total		2,213,396
Thrifts & Mortgage Finance – 0.5%
	Hypo Real Estate Holding AG, ADR	2,112	107,455
	Thrifts & Mortgage Finance Total		107,455
	FINANCIALS TOTAL		5,470,567
HEALTH CARE – 6.0%
Pharmaceuticals – 6.0%
	Daiichi Sankyo Co., Ltd. (a)	29,821	610,763
	GlaxoSmithKline PLC, ADR	11,590	594,335
	Ono Pharmaceutical Co., Ltd.	3,700	172,901
	Pharmaceuticals Total		1,377,999
	HEALTH CARE TOTAL		1,377,999
INDUSTRIALS – 5.1%
Aerospace & Defense – 1.1%
	BAE Systems PLC, ADR	5,020	121,233
	Bombardier, Inc., Class B	55,200	136,279
	Aerospace & Defense Total		257,512

2

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 1.1%
	Nexans SA	5,500	254,244
	Electrical Equipment Total		254,244
Machinery – 2.9%
	Invensys PLC, ADR (a)	45,050	21,173
	Mitsubishi Heavy Industries, Ltd.	179,000	637,802
	Machinery Total		658,975
	INDUSTRIALS TOTAL		1,170,731
INFORMATION TECHNOLOGY – 6.2%
Communications Equipment – 1.7%
	Alcatel SA, ADR (a)	29,510	396,024
	Communications Equipment Total		396,024
Electronic Equipment & Instruments – 2.7%
	Hitachi Ltd., ADR	9,610	609,178
	Electronic Equipment & Instruments Total		609,178
Semiconductors & Semiconductor Equipment – 1.8%
	Rohm Co., Ltd.	1,800	156,491
	STMicroelectronics NV	15,300	263,681
	Semiconductors & Semiconductor Equipment Total		420,172
	INFORMATION TECHNOLOGY TOTAL		1,425,374
MATERIALS – 1.5%
Chemicals – 1.1%
	Akzo Nobel NV, ADR	6,120	267,138
	Chemicals Total		267,138
Metals & Mining – 0.4%
	Corus Group PLC, ADR	9,930	91,555
	Metals & Mining Total		91,555
	MATERIALS TOTAL		358,693
TELECOMMUNICATION SERVICES – 21.9%
Diversified Telecommunication Services – 21.9%
	BT Group PLC, ADR	8,812	349,308
	Compania Anonima Nacional Telefonos de Venezuela, ADR	11,443	160,545
	Contax Participacoes SA, ADR (a)	23,180	14,399
	Deutsche Telekom AG, ADR	42,890	782,314
	KT Corp.	1,190	50,249
	KT Corp., ADR	14,250	320,625
	Nippon Telegraph & Telephone Corp., ADR	14,700	364,854
	Portugal Telecom SGPS SA, ADR	41,292	375,757
	Swisscom AG, ADR	9,330	305,837

3

		Shares	Value ($)*
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Tele Norte Leste Participacoes SA, ADR	21,100	348,783
	Telecom Corp. of New Zealand Ltd., ADR	9,760	327,936
	Telecom Italia S.p.A., ADR	9,754	317,980
	Telecomunicacoes Brasileiras SA, ADR	2,080	67,413
	Telefonica SA, ADR	16,215	799,724
	Telefonos de Mexico SA de CV, ADR, Class L	20,180	429,229
	Diversified Telecommunication Services Total		5,014,953
Wireless Telecommunication Services – 0.0%
	Tele Centro Oeste Celular Participacoes SA, ADR	309	2,800
	Tele Leste Celular Participacoes SA, ADR (a)	24	159
	Telesp Celular Participacoes SA, ADR (a)	291	1,138
	Tim Participacoes SA, ADR	192	3,567
	Wireless Telecommunication Services Total		7,664
	TELECOMMUNICATION SERVICES TOTAL		5,022,617
UTILITIES – 4.7%
Electric Utilities – 4.7%
	Centrais Electricas Brasileiras SA, ADR	53,700	538,654
	Korea Electric Power Corp.	4,330	147,338
	Korea Electric Power Corp., ADR	21,810	386,255
	Electric Utilities Total		1,072,247
	UTILITIES TOTAL		1,072,247

	Total Common Stocks (cost of $18,107,489)		22,683,060

		Par ($)
Short-Term Obligation – 0.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Bond maturing 08/15/17, market value of $191,320 (repurchase proceeds $184,048)	184,000	184,000

	Total Short-Term Obligation (cost of $184,000)		184,000

4

Total Investments – 99.6% (cost of $18,291,489)(b)(c)	22,867,060

Other Assets & Liabilities, Net – 0.4%	101,916

Net Assets – 100.0%	22,968,976

Notes to Investment Portfolio:
*

Security Valuation:
 Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, this security, which is not illiquid, represents 0.7% of net assets.

(c)	Cost for federal income tax purposes is 18,291,489.

(d)		Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$5,478,959	$(900,388)	$4,575,571

Acronym	Name
ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Nations Separate Account Trust - Marsico Focused Equities Portfolio

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 15.0%
Hotels, Restaurants & Leisure – 7.5%
	Four Seasons Hotels, Inc.	47,167	2,707,386
	MGM Mirage (a)	119,480	5,229,639
	Starbucks Corp. (a)	57,912	2,901,391
	Wynn Resorts Ltd. (a)	92,391	4,171,454
	Hotels, Restaurants & Leisure Total		15,009,870
Household Durables – 1.7%
	Lennar Corp., Class A	56,949	3,403,272
	Household Durables Total		3,403,272
Specialty Retail – 5.8%
	Lowe’s Companies, Inc.	179,472	11,557,997
	Specialty Retail Total		11,557,997
	CONSUMER DISCRETIONARY TOTAL		29,971,139
CONSUMER STAPLES – 6.9%
Food & Staples Retailing – 1.1%
	CVS Corp.	73,533	2,133,193
	Food & Staples Retailing Total		2,133,193
Household Products – 5.8%
	Procter & Gamble Co.	196,692	11,695,306
	Household Products Total		11,695,306
	CONSUMER STAPLES TOTAL		13,828,499
ENERGY – 3.9%
Energy Equipment & Services – 0.4%
	Halliburton Co.	12,000	822,240
	Energy Equipment & Services Total		822,240
Oil, Gas & Consumable Fuels – 3.5%
	Exxon Mobil Corp.	109,537	6,959,981
	Oil, Gas & Consumable Fuels Total		6,959,981
	ENERGY TOTAL		7,782,221
FINANCIALS – 19.5%
Capital Markets – 8.2%
	Goldman Sachs Group, Inc.	87,508	10,639,223
	UBS AG, Registered Shares	67,028	5,730,894
	Capital Markets Total		16,370,117
Consumer Finance – 4.5%
	SLM Corp.	167,787	9,000,095
	Consumer Finance Total		9,000,095

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 4.2%
	Chicago Mercantile Exchange	25,140	8,479,722
	Diversified Financial Services Total		8,479,722
Thrifts & Mortgage Finance – 2.6%
	Countrywide Financial Corp.	155,243	5,119,914
	Thrifts & Mortgage Finance Total		5,119,914
	FINANCIALS TOTAL		38,969,848
HEALTH CARE – 25.2%
Biotechnology – 10.3%
	Amgen, Inc. (a)	71,136	5,667,405
	Genentech, Inc. (a)	177,011	14,906,096
	Biotechnology Total		20,573,501
Health Care Equipment & Supplies – 5.1%
	Medtronic, Inc.	47,536	2,548,880
	Zimmer Holdings, Inc. (a)	109,864	7,568,531
	Health Care Equipment & Supplies Total		10,117,411
Health Care Providers & Services – 8.1%
	UnitedHealth Group, Inc.	288,323	16,203,753
	Health Care Providers & Services Total		16,203,753
Pharmaceuticals – 1.7%
	Johnson & Johnson	54,250	3,432,940
	Pharmaceuticals Total		3,432,940
	HEALTH CARE TOTAL		50,327,605
INDUSTRIALS – 14.2%
Air Freight & Logistics – 4.1%
	FedEx Corp.	93,478	8,144,738
	Air Freight & Logistics Total		8,144,738
Industrial Conglomerates – 4.1%
	General Electric Co.	247,530	8,334,335
	Industrial Conglomerates Total		8,334,335
Machinery – 5.4%
	Caterpillar, Inc.	184,230	10,823,513
	Machinery Total		10,823,513

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.6%
	Burlington Northern Santa Fe Corp.	20,325	1,215,435
	Road & Rail Total		1,215,435
	INDUSTRIALS TOTAL		28,518,021
INFORMATION TECHNOLOGY – 10.9%
Communications Equipment – 8.0%
	Motorola, Inc.	275,568	6,087,297
	QUALCOMM, Inc.	223,349	9,994,868
	Communications Equipment Total		16,082,165
Internet Software & Services – 2.9%
	Google, Inc., Class A (a)	18,225	5,767,483
	Internet Software & Services Total		5,767,483
	INFORMATION TECHNOLOGY TOTAL		21,849,648
UTILITIES – 4.0%
Independent Power Producers & Energy Traders – 4.0%
	TXU Corp.	70,757	7,987,050
	Independent Power Producers & Energy Traders Total		7,987,050
	UTILITIES TOTAL		7,987,050

	Total Common Stocks (cost of $142,191,721)		199,234,031
Investment Company – 0.5%
SSGA Prime Money Market Fund
	3.570% 01/01/31	978,511	978,511

	Total Investment Company (cost of $978,511)		978,511

	Total Investments – 100.1% (cost of $143,170,232)(b)(c)		200,212,542

	Other Assets & Liabilities, Net – (0.1)%		(249,512)

	Net Assets – 100.0%		199,963,030

3

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $143,170,232.

(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$59,559,739	$(2,517,429)	$57,042,310

4

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Nations Separate Account Trust - Small Company Portfolio

		Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 15.2%
Automobiles – 0.7%
	Thor Industries, Inc.	2,052	69,768
	Winnebago Industries, Inc.	8,165	236,540
	Automobiles Total		306,308
Diversified Consumer Services – 0.7%
	Education Management Corp. (a)	9,714	313,179
	Diversified Consumer Services Total		313,179
Hotels, Restaurants & Leisure – 3.7%
	Gaylord Entertainment Co. (a)	14,255	679,251
	Isle of Capris Casinos, Inc. (a)	9,395	200,865
	Kerzner International Ltd. (a)	4,200	233,310
	Lakes Entertainment, Inc. (a)	5,570	55,978
	RARE Hospitality International, Inc. (a)	10,710	275,247
	Scientific Games Corp., Class A (a)	5,995	185,845
	Hotels, Restaurants & Leisure Total		1,630,496
Household Durables – 0.4%
	Yankee Candle Co., Inc.	6,765	165,743
	Household Durables Total		165,743
Internet & Catalog Retail – 1.6%
	Blue Nile, Inc. (a)	7,305	231,130
	Coldwater Creek, Inc. (a)	10,567	266,500
	NetFlix, Inc. (a)	4,500	116,955
	Overstock.com, Inc. (a)	2,400	92,040
	Internet & Catalog Retail Total		706,625
Media – 3.2%
	aQuantive, Inc. (a)	6,430	129,436
	Arbitron, Inc.	1,640	65,338
	Lions Gate Entertainment Corp. (a)	34,630	330,370
	R.H. Donnelley Corp. (a)	5,485	346,981
	Radio One, Inc., Class D (a)	24,495	322,109
	Valassis Communications, Inc. (a)	5,910	230,372
	Media Total		1,424,606
Specialty Retail – 3.6%
	Aeropostale, Inc. (a)	4,900	104,125
	Charlotte Russe Holding, Inc. (a)	6,110	81,385
	Finish Line, Inc., Class A	15,270	222,789
	GameStop Corp., Class A (a)	6,590	207,387
	Guitar Center, Inc. (a)	1,940	107,107
	Hibbett Sporting Goods, Inc. (a)	6,660	148,185
	HOT Topic, Inc. (a)	4,380	67,277

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Jarden Corp. (a)	3,420	140,460
	PETCO Animal Supplies, Inc. (a)	4,500	95,220
	Talbots, Inc.	7,910	236,667
	Tuesday Morning Corp.	8,249	213,402
	Specialty Retail Total		1,624,004
Textiles, Apparel & Luxury Goods – 1.3%
	Carter’s, Inc. (a)	1,340	76,112
	Jos. A. Bank Clothiers, Inc. (a)	6,068	262,259
	Wolverine World Wide, Inc.	10,985	231,234
	Textiles, Apparel & Luxury Goods Total		569,605
	CONSUMER DISCRETIONARY TOTAL		6,740,566
CONSUMER STAPLES – 1.3%
Food & Staples Retailing – 0.2%
	United Natural Foods, Inc. (a)	2,980	105,373
	Food & Staples Retailing Total		105,373
Food Products – 0.4%
	Delta & Pine Land Co.	6,925	182,889
	Food Products Total		182,889
Personal Products – 0.7%
	Nu Skin Enterprises, Inc., Class A	15,610	297,371
	Personal Products Total		297,371
	CONSUMER STAPLES TOTAL		585,633
ENERGY – 7.0%
Energy Equipment & Services – 2.9%
	Atwood Oceanics, Inc. (a)	4,997	420,797
	CAL Dive International, Inc. (a)	4,435	281,223
	Dril-Quip, Inc. (a)	1,570	75,360
	Energy Conversion Devices, Inc. (a)	4,180	187,599
	Hydril (a)	2,550	175,032
	Tetra Technologies, Inc. (a)	4,100	128,002
	Energy Equipment & Services Total		1,268,013
Oil, Gas & Consumable Fuels – 4.1%
	Cheniere Energy, Inc. (a)	3,050	126,148
	Denbury Resources, Inc. (a)	6,955	350,810
	Encore Acquisition Co. (a)	3,450	134,033
	Frontier Oil Corp.	3,210	142,364
	Holly Corp.	2,190	140,116

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	KFx, Inc. (a)	2,550	43,656
	Remington Oil & Gas Corp. (a)	8,360	346,940
	St. Mary Land & Exploration Co.	3,170	116,022
	Superior Energy Services, Inc. (a)	19,135	441,827
	Oil, Gas & Consumable Fuels Total		1,841,916
	ENERGY TOTAL		3,109,929
FINANCIALS – 9.7%
Capital Markets – 2.0%
	Affiliated Managers Group, Inc. (a)	12,492	904,670
	Capital Markets Total		904,670
Commercial Banks – 4.6%
	Boston Private Financial Holdings, Inc.	19,805	525,625
	City National Corp.	4,794	336,011
	Fidelity Bankshares, Inc.	8,677	265,082
	Prosperity Bancshares, Inc.	8,490	256,823
	South Financial Group, Inc.	8,669	232,676
	Texas Capital Bancshares, Inc. (a)	10,555	223,238
	Westamerica Bancorporation	4,140	213,831
	Commercial Banks Total		2,053,286
Consumer Finance – 1.1%
	Nelnet, Inc., Class A (a)	6,021	228,858
	World Acceptance Corp. (a)	10,160	258,166
	Consumer Finance Total		487,024
Insurance – 0.9%
	Selective Insurance Group, Inc.	3,550	173,595
	Triad Guaranty, Inc. (a)	5,308	208,180
	Insurance Total		381,775
Real Estate – 1.1%
	Bluegreen Corp. (a)	12,584	222,108
	Strategic Hotel Capital, Inc., REIT	8,509	155,374
	Washington, REIT	2,910	90,530
	Real Estate Total		468,012
	FINANCIALS TOTAL		4,294,767
HEALTH CARE – 18.4%
Biotechnology – 4.1%
	Abgenix, Inc. (a)	6,650	84,322
	Arena Pharmaceuticals, Inc. (a)	5,910	58,509
	AtheroGenics, Inc. (a)	8,965	143,709

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	CV Therapeutics, Inc. (a)	8,130	217,477
	Exelixis, Inc. (a)	23,470	180,015
	Human Genome Sciences, Inc. (a)	10,820	147,044
	Illumina, Inc. (a)	18,588	238,112
	Martek Biosciences Corp. (a)	2,670	93,797
	Medarex, Inc. (a)	8,110	77,207
	Protein Design Labs, Inc. (a)	14,203	397,684
	Vertex Pharmaceuticals, Inc. (a)	8,270	184,835
	Biotechnology Total		1,822,711
Health Care Equipment & Supplies – 5.6%
	Advanced Neuromodulation Systems, Inc. (a)	2,750	130,515
	American Medical Systems Holdings, Inc. (a)	21,120	425,568
	Aspect Medical Systems, Inc. (a)	10,059	298,048
	Foxhollow Technologies, Inc. (a)	1,340	63,797
	Hologic, Inc. (a)	1,540	88,935
	Immucor, Inc. (a)	15,410	422,851
	Intuitive Surgical, Inc. (a)	2,175	159,406
	Kyphon, Inc. (a)	7,750	340,535
	Meridian Bioscience, Inc.	5,830	120,681
	Nektar Therapeutics (a)	6,152	104,276
	Respironics, Inc. (a)	5,272	222,373
	Somanetics Corp. (a)	3,160	79,000
	Health Care Equipment & Supplies Total		2,455,985
Health Care Providers & Services – 5.7%
	Allion Healthcare, Inc. (a)	4,880	87,889
	Apria Healthcare Group, Inc. (a)	5,160	164,656
	Centene Corp. (a)	19,410	485,832
	HealthExtras, Inc. (a)	5,100	109,038
	LifePoint Hospitals, Inc. (a)	7,817	341,837
	Pediatrix Medical Group, Inc. (a)	1,750	134,435
	PRA International (a)	4,070	123,362
	Psychiatric Solutions, Inc. (a)	1,050	56,941
	United Surgical Partners International, Inc. (a)	2,760	107,944
	VCA Antech, Inc. (a)	35,560	907,491
	Health Care Providers & Services Total		2,519,425
Pharmaceuticals – 3.0%
	Amylin Pharmaceuticals, Inc. (a)	7,440	258,838

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Connetics Corp. (a)	8,170	138,155
	Medicis Pharmaceutical Corp., Class A	4,390	142,938
	MGI Pharma, Inc. (a)	8,620	200,932
	New River Pharmaceuticals, Inc. (a)	2,600	124,644
	Par Pharmaceutical Companies, Inc. (a)	3,175	84,519
	Penwest Pharmaceuticals Co. (a)	9,563	167,639
	Salix Pharmaceuticals Ltd. (a)	10,095	214,519
	Pharmaceuticals Total		1,332,184
	HEALTH CARE TOTAL		8,130,305
INDUSTRIALS – 12.4%
Aerospace & Defense – 1.1%
	Aviall, Inc. (a)	2,530	85,464
	DRS Technologies, Inc.	1,700	83,912
	Teledyne Technologies, Inc. (a)	9,990	344,355
	Aerospace & Defense Total		513,731
Air Freight & Logistics – 2.7%
	HUB Group, Inc., Class A (a)	16,366	600,796
	UTI Worldwide, Inc.	7,484	581,507
	Air Freight & Logistics Total		1,182,303
Airlines – 0.6%
	AirTran Holdings, Inc. (a)	13,420	169,897
	Frontier Airlines, Inc. (a)	8,910	87,140
	Airlines Total		257,037
Commercial Services & Supplies – 4.2%
	John H. Harland Co.	1,560	69,264
	Korn/Ferry International (a)	13,706	224,641
	Labor Ready, Inc. (a)	12,749	327,012
	Mine Safety Appliances Co.	6,835	264,515
	Navigant Consulting, Inc. (a)	4,075	78,077
	Resources Connection, Inc. (a)	7,510	222,521
	Senomyx, Inc. (a)	8,145	138,709
	Strayer Education, Inc.	1,120	105,862
	Waste Connections, Inc. (a)	12,630	443,061
	Commercial Services & Supplies Total		1,873,662
Electrical Equipment – 0.4%
	Evergreen Solar, Inc. (a)	17,620	164,395
	Electrical Equipment Total		164,395

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 0.2%
	Walter Industries, Inc.	2,150	105,178
	Industrial Conglomerates Total		105,178
Machinery – 2.7%
	Actuant Corp., Class A	2,890	135,252
	Bucyrus International, Inc., Class A	4,225	207,574
	Clarcor, Inc.	2,970	85,298
	ESCO Technologies, Inc. (a)	2,460	123,172
	JLG Industries, Inc.	3,760	137,579
	Manitowoc Co., Inc.	2,120	106,530
	Wabtec Corp.	14,900	406,472
	Machinery Total		1,201,877
Road & Rail – 0.5%
	Florida East Coast Industries, Inc.	4,750	215,127
	Road & Rail Total		215,127
	INDUSTRIALS TOTAL		5,513,310
INFORMATION TECHNOLOGY – 26.3%
Communications Equipment – 4.1%
	Adtran, Inc.	5,920	186,480
	Anaren, Inc. (a)	9,154	129,071
	AudioCodes Ltd. (a)	24,335	267,928
	Avocent Corp. (a)	7,035	222,587
	C-COR, Inc. (a)	8,665	58,489
	Emulex Corp. (a)	3,360	67,906
	F5 Networks, Inc. (a)	2,440	106,067
	NICE Systems Ltd., ADR (a)	4,860	219,575
	Packeteer, Inc. (a)	19,207	241,048
	Plantronics, Inc.	3,350	103,213
	SiRF Technology Holdings, Inc. (a)	7,085	213,471
	Communications Equipment Total		1,815,835
Computers & Peripherals – 1.9%
	M-Systems Flash Disk Pioneers Ltd. (a)	16,445	492,035
	Neoware Systems, Inc. (a)	10,515	176,021
	Stratasys, Inc. (a)	5,660	168,102
	Computers & Peripherals Total		836,158
Electronic Equipment & Instruments – 3.5%
	Anixter International, Inc. (a)	6,900	278,277
	Daktronics, Inc.	12,079	289,654

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Flir Systems, Inc. (a)	3,976	117,610
	Global Imaging Systems, Inc. (a)	8,615	293,341
	Itron, Inc. (a)	5,450	248,847
	Plexus Corp. (a)	19,213	328,350
	Electronic Equipment & Instruments Total		1,556,079
Internet Software & Services – 3.1%
	CNET Networks, Inc. (a)	9,870	133,936
	Digital River, Inc. (a)	4,900	170,765
	Digitas, Inc. (a)	30,525	346,764
	EarthLink, Inc. (a)	13,275	142,042
	Equinix, Inc. (a)	1,520	63,308
	InfoSpace, Inc. (a)	1,850	44,160
	Openwave Systems, Inc. (a)	5,850	105,183
	Secure Computing Corp. (a)	20,528	232,993
	ValueClick, Inc. (a)	8,355	142,787
	Internet Software & Services Total		1,381,938
IT Services – 2.4%
	Anteon International Corp. (a)	8,889	380,094
	Euronet Worldwide, Inc. (a)	7,390	218,670
	MPS Group, Inc. (a)	5,610	66,198
	MTC Technologies, Inc. (a)	4,709	150,594
	Sykes Enterprises, Inc. (a)	20,050	238,595
	IT Services Total		1,054,151
Semiconductors & Semiconductor Equipment – 5.4%
	Cymer, Inc. (a)	9,025	282,663
	Cypress Semiconductor Corp. (a)	12,290	184,964
	Entegris, Inc. (a)	20,910	236,283
	Microsemi Corp. (a)	17,837	455,557
	Semtech Corp. (a)	18,310	301,566
	Skyworks Solutions, Inc. (a)	24,660	173,113
	Tessera Technologies, Inc. (a)	12,010	359,219
	Varian Semiconductor Equipment Associates, Inc. (a)	5,520	233,882
	Virage Logic Corp. (a)	23,474	181,924
	Semiconductors & Semiconductor Equipment Total		2,409,171
Software – 5.9%
	American Reprographics Co. (a)	5,770	98,667
	Ansys, Inc. (a)	8,312	319,929
	Epicor Software Corp. (a)	14,595	189,735

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Hyperion Solutions Corp. (a)	8,265	402,092
	Kronos, Inc. (a)	4,192	187,131
	Macrovision Corp. (a)	3,690	70,479
	Micros Systems, Inc. (a)	2,820	123,375
	Open Solutions, Inc. (a)	10,450	228,019
	Parametric Technology Corp. (a)	21,310	148,531
	Progress Software Corp. (a)	14,907	473,595
	Quest Software, Inc. (a)	12,040	181,443
	RSA Security, Inc. (a)	12,775	162,370
	TIBCO Software, Inc. (a)	2,650	22,154
	Software Total		2,607,520
	INFORMATION TECHNOLOGY TOTAL		11,660,852
MATERIALS – 3.7%
Chemicals – 1.5%
	Airgas, Inc.	7,775	230,373
	Georgia Gulf Corp.	2,330	56,107
	Symyx Technologies, Inc. (a)	13,727	358,549
	UAP Holding Corp.	2,340	42,354
	Chemicals Total		687,383
Construction Materials – 0.4%
	Eagle Materials, Inc.	1,410	171,132
	Construction Materials Total		171,132
Metals & Mining – 1.8%
	Allegheny Technologies, Inc.	4,775	147,929
	AMCOL International Corp.	5,681	108,337
	Cleveland-Cliffs, Inc.	1,650	143,732
	Foundation Coal Holdings, Inc.	4,670	179,561
	Quanex Corp.	1,480	98,006
	Reliance Steel & Aluminum Co.	2,040	107,977
	Metals & Mining Total		785,542
	MATERIALS TOTAL		1,644,057
TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 0.1%
	Tekelec (a)	2,530	53,003
	Diversified Telecommunication Services Total		53,003
Wireless Telecommunication Services – 1.7%
	Alamosa Holdings, Inc. (a)	12,280	210,111
	Dobson Communications Corp., Class A (a)	10,400	79,872

8

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Jamdat Mobile, Inc. (a)	950	19,950
	SBA Communications Corp., Class A (a)	20,165	311,549
	SpectraLink Corp.	9,205	117,364
	Wireless Telecommunication Services Total		738,846
	TELECOMMUNICATION SERVICES TOTAL		791,849
UTILITIES – 1.0%
Gas Utilities – 1.0%
	Energen Corp.	10,470	452,932
	Gas Utilities Total		452,932
	UTILITIES TOTAL		452,932

	Total Common Stocks (cost of $35,116,142)		42,924,200
Investment Companies – 2.9%
	iShares Dow Jones U.S. Real Estate Index Fund	3,250	208,878
	iShares Nasdaq Biotechnology Index Fund	8,090	622,930
	iShares Russell 2000 Index Fund	6,680	443,485

	Total Investment Companies (cost of $1,157,238)		1,275,293

		Par ($)
Short-Term Obligation – 2.8%

Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Treasury Note maturing 12/30/22, market value of $1,265,625 (repurchase proceeds $1,236,381)

		1,236,000	1,236,000

	Total Short-Term Obligation (cost of $1,236,000)		1,236,000

	Total Investments – 102.5% (cost of $37,509,380)(b)(c)		45,435,493

	Other Assets & Liabilities, Net – (2.5)%		(1,108,552)

	Net Assets – 100.0%		44,326,941

9

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $37,509,380.

(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,309,633	$(1,383,520)	$7,926,113

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

10

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Nations Separate Account Trust - Marsico 21st Century Portfolio

		Shares	Value ($)*
Common Stocks – 98.7%
CONSUMER DISCRETIONARY – 23.1%
Hotels, Restaurants & Leisure – 15.2%
	Cheesecake Factory, Inc. (a)	20,362	636,109
	Kerzner International Ltd. (a)	5,339	296,581
	Las Vegas Sands Corp. (a)	13,845	455,639
	Shangri-La Asia Ltd.	129,888	210,379
	Station Casinos, Inc.	12,801	849,474
	Wynn Resorts Ltd. (a)	16,852	760,868
	Hotels, Restaurants & Leisure Total		3,209,050
Household Durables – 2.0%
	Harman International Industries, Inc.	2,166	221,517
	Toll Brothers, Inc. (a)	4,710	210,396
	Household Durables Total		431,913
Media – 1.5%
	Getty Images, Inc. (a)	3,698	318,176
	Media Total		318,176
Specialty Retail – 4.0%
	Urban Outfitters, Inc. (a)	29,078	854,893
	Specialty Retail Total		854,893
Textiles, Apparel & Luxury Goods – 0.4%
	Volcom, Inc. (a)	3,018	84,534
	Textiles, Apparel & Luxury Goods Total		84,534
	CONSUMER DISCRETIONARY TOTAL		4,898,566
CONSUMER STAPLES – 1.6%
Food Products – 1.6%
	Dean Foods Co. (a)	8,656	336,372
	Food Products Total		336,372
	CONSUMER STAPLES TOTAL		336,372
ENERGY – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
	Peabody Energy Corp.	7,476	630,601
	Oil, Gas & Consumable Fuels Total		630,601
	ENERGY TOTAL		630,601
FINANCIALS – 24.9%
Capital Markets – 6.2%
	Crystal River Capital (b)	11,719	292,975
	Jefferies Group, Inc.	11,209	488,152
	UBS AG, Registered Shares	6,250	531,678
	Capital Markets Total		1,312,805

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 3.1%
	UCBH Holdings, Inc.	35,571	651,660
	Commercial Banks Total		651,660
Diversified Financial Services – 4.9%
	Chicago Mercantile Exchange	3,103	1,046,642
	Diversified Financial Services Total		1,046,642
Insurance – 1.9%
	Progressive Corp.	3,927	411,432
	Insurance Total		411,432
Real Estate – 7.0%
	Government Properties Trust, Inc.	40,140	393,372
	KKR Financial Corp., REIT	28,169	626,479
	Redwood Trust, Inc.	4,167	202,558
	St. Joe Co.	4,083	254,983
	Real Estate Total		1,477,392
Thrifts & Mortgage Finance – 1.8%
	Countrywide Financial Corp.	11,658	384,481
	Thrifts & Mortgage Finance Total		384,481
	FINANCIALS TOTAL		5,284,412
HEALTH CARE – 20.1%
Biotechnology – 9.1%
	Amgen, Inc. (a)	6,707	534,347
	Genentech, Inc. (a)	6,670	561,681
	Genzyme Corp. (a)	11,526	825,722
	Biotechnology Total		1,921,750
Health Care Equipment & Supplies – 1.0%
	Foxhollow Technologies, Inc. (a)	4,378	208,437
	Health Care Equipment & Supplies Total		208,437
Health Care Providers & Services – 3.4%
	UnitedHealth Group, Inc.	12,790	718,798
	Health Care Providers & Services Total		718,798
Pharmaceuticals – 6.6%
	Amylin Pharmaceuticals, Inc. (a)	27,679	962,952

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Roche Holding AG, Genusschein	3,236	449,875
	Pharmaceuticals Total		1,412,827
	HEALTH CARE TOTAL		4,261,812
INDUSTRIALS – 13.9%
Air Freight & Logistics – 5.2%
	Expeditors International of Washington, Inc.	9,626	546,564
	FedEx Corp.	6,267	546,044
	Air Freight & Logistics Total		1,092,608
Machinery – 4.2%
	Bucyrus International, Inc., Class A	4,603	226,145
	Caterpillar, Inc.	8,871	521,171
	Freightcar America, Inc.	3,396	138,489
	Machinery Total		885,805
Road & Rail – 4.5%
	Burlington Northern Santa Fe Corp.	16,142	965,292
	Road & Rail Total		965,292
	INDUSTRIALS TOTAL		2,943,705
INFORMATION TECHNOLOGY – 12.1%
Communications Equipment – 7.5%
	Motorola, Inc.	29,410	649,667
	QUALCOMM, Inc.	21,077	943,196
	Communications Equipment Total		1,592,863
Internet Software & Services – 3.5%
	Google, Inc., Class A (a)	2,334	738,618
	Internet Software & Services Total		738,618
Software – 1.1%
	Autodesk, Inc.	4,767	221,379
	Software Total		221,379
	INFORMATION TECHNOLOGY TOTAL		2,552,860

	Total Common Stocks (cost of $17,609,306)		20,908,328
Investment Companies – 2.1%
Ssga Prime Money Market Fund
	3.570% 01/01/31	296,479	296,479
	3.586% 01/01/31	155,405	155,405
	3.615% 01/01/31	71	71

	Total Investment Companies (cost of $451,955)		451,955

	Total Investments – 100.8% (cost of $18,061,261)(c)(d)		21,360,283

	Other Assets & Liabilities, Net – (0.8)%		(170,303)

	Net Assets – 100.0%		21,189,980

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security represents 1.4% of net assets.

(c)	Cost for federal income tax purposes is $18,061,261.

(d)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,716,198	$(417,176)	$3,299,022

Acronym	Name
REIT	Real Estate Investment Trust

4

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Nations Separate Account Trust - Marsico Growth Portfolio

		Shares	Value ($)*
Common Stocks – 99.7%
CONSUMER DISCRETIONARY – 18.3%
Hotels, Restaurants & Leisure – 7.3%
	Four Seasons Hotels, Inc.	24,309	1,395,337
	MGM Mirage (a)	80,750	3,534,427
	Starbucks Corp. (a)	36,364	1,821,836
	Wynn Resorts Ltd. (a)	40,205	1,815,256
	Yum! Brands, Inc.	73,378	3,552,229
	Hotels, Restaurants & Leisure Total		12,119,085
Household Durables – 4.8%
	Harman International Industries, Inc.	7,410	757,821
	KB Home	22,132	1,620,062
	Lennar Corp., Class A	45,582	2,723,980
	M.D.C. Holdings, Inc.	23,338	1,841,135
	Toll Brothers, Inc. (a)	22,808	1,018,833
	Household Durables Total		7,961,831
Multiline Retail – 2.1%
	Target Corp.	65,846	3,419,383
	Multiline Retail Total		3,419,383
Specialty Retail – 4.1%
	Lowe’s Companies, Inc.	105,157	6,772,111
	Specialty Retail Total		6,772,111
	CONSUMER DISCRETIONARY TOTAL		30,272,410
CONSUMER STAPLES – 6.6%
Beverages – 0.7%
	PepsiCo, Inc.	19,894	1,128,189
	Beverages Total		1,128,189
Food & Staples Retailing – 2.1%
	CVS Corp.	69,829	2,025,739
	Walgreen Co.	34,680	1,506,846
	Food & Staples Retailing Total		3,532,585
Household Products – 3.8%
	Procter & Gamble Co.	105,276	6,259,711
	Household Products Total		6,259,711
	CONSUMER STAPLES TOTAL		10,920,485
ENERGY – 5.8%
Energy Equipment & Services – 1.5%
	Halliburton Co.	35,803	2,453,222
	Energy Equipment & Services Total		2,453,222
Oil, Gas & Consumable Fuels – 4.3%
	Canadian Natural Resources Ltd.	35,675	1,612,153

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Exxon Mobil Corp.	76,576	4,865,639
	Peabody Energy Corp.	8,548	721,024
	Oil, Gas & Consumable Fuels Total		7,198,816
	ENERGY TOTAL		9,652,038
FINANCIALS – 13.8%
Capital Markets – 3.7%
	Goldman Sachs Group, Inc.	6,334	770,088
	Lehman Brothers Holdings, Inc.	12,019	1,399,973
	UBS AG, Registered Shares	47,699	4,078,264
	Capital Markets Total		6,248,325
Commercial Banks – 0.4%
	UCBH Holdings, Inc.	34,113	624,950
	Commercial Banks Total		624,950
Consumer Finance – 3.1%
	SLM Corp.	96,748	5,189,563
	Consumer Finance Total		5,189,563
Diversified Financial Services – 2.3%
	Chicago Mercantile Exchange	11,186	3,773,038
	Diversified Financial Services Total		3,773,038
Insurance – 1.0%
	Progressive Corp.	15,573	1,631,583
	Insurance Total		1,631,583
Real Estate – 0.8%
	St. Joe Co.	21,110	1,318,320
	Real Estate Total		1,318,320
Thrifts & Mortgage Finance – 2.5%
	Countrywide Financial Corp.	126,181	4,161,449
	Thrifts & Mortgage Finance Total		4,161,449
	FINANCIALS TOTAL		22,947,228
HEALTH CARE – 27.5%
Biotechnology – 11.8%
	Amgen, Inc. (a)	59,163	4,713,516
	Amylin Pharmaceuticals, Inc. (a)	29,129	1,013,398
	Genentech, Inc. (a)	145,340	12,239,081
	Genzyme Corp. (a)	21,957	1,573,000
	Biotechnology Total		19,538,995
Health Care Equipment & Supplies – 4.3%
	Medtronic, Inc.	57,022	3,057,520

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Zimmer Holdings, Inc. (a)	59,653	4,109,495
	Health Care Equipment & Supplies Total		7,167,015
Health Care Providers & Services – 9.4%
	Quest Diagnostics, Inc.	41,174	2,080,934
	UnitedHealth Group, Inc.	240,077	13,492,327
	Health Care Providers & Services Total		15,573,261
Pharmaceuticals – 2.0%
	Johnson & Johnson	52,636	3,330,806
	Pharmaceuticals Total		3,330,806
	HEALTH CARE TOTAL		45,610,077
INDUSTRIALS – 16.1%
Aerospace & Defense – 3.5%
	General Dynamics Corp.	29,616	3,540,593
	Lockheed Martin Corp.	37,498	2,288,878
	Aerospace & Defense Total		5,829,471
Air Freight & Logistics – 3.5%
	FedEx Corp.	67,081	5,844,768
	Air Freight & Logistics Total		5,844,768
Industrial Conglomerates – 3.0%
	General Electric Co.	146,238	4,923,833
	Industrial Conglomerates Total		4,923,833
Machinery – 3.8%
	Caterpillar, Inc.	106,364	6,248,885
	Machinery Total		6,248,885
Road & Rail – 2.3%
	Burlington Northern Santa Fe Corp.	40,067	2,396,007
	Union Pacific Corp.	19,016	1,363,447
	Road & Rail Total		3,759,454
	INDUSTRIALS TOTAL		26,606,411
INFORMATION TECHNOLOGY – 9.7%
Communications Equipment – 5.7%
	Motorola, Inc.	198,199	4,378,216
	QUALCOMM, Inc.	114,334	5,116,446
	Communications Equipment Total		9,494,662
Computers & Peripherals – 1.1%
	Apple Computer, Inc. (a)	32,323	1,732,836
	Seagate Technology, Inc., Escrow Shares (a)	4,500	45
	Computers & Peripherals Total		1,732,881

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 2.9%
	Google, Inc., Class A (a)	15,219	4,816,205
	Internet Software & Services Total		4,816,205
	INFORMATION TECHNOLOGY TOTAL		16,043,748
UTILITIES – 1.9%
Independent Power Producers & Energy Traders – 1.9%
	TXU Corp.	27,457	3,099,346
	Independent Power Producers & Energy Traders Total		3,099,346
	UTILITIES TOTAL		3,099,346

	Total Common Stocks (cost of $122,478,547)		165,151,743
Investment Company – 3.7%
Ssga Funds Ssga Prime Money Market Fund
	3.570% 01/01/31(b)	963,841	963,841
	3.586% 01/01/31(b)	5,098,040	5,098,040

	Total Investment Company (cost of $6,061,881)		6,061,881

	Total Investments – 103.4% (cost of $128,540,428)(c)		171,213,624

	Other Assets & Liabilities, Net – (3.4)%		(5,672,100)

	Net Assets – 100.0%		165,541,524

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $128,540,428.

(d)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$43,984,699	$(1,311,503)	$42,673,196

5

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Nations Separate Account Trust - Marsico MidCap Growth Portfolio

		Shares	Value ($)*
Common Stocks – 90.6%
CONSUMER DISCRETIONARY – 28.3%
Hotels, Restaurants & Leisure – 15.6%
	Cheesecake Factory, Inc. (a)	61,916	1,934,256
	Kerzner International Ltd. (a)	15,598	866,469
	Las Vegas Sands Corp. (a)	37,216	1,224,778
	MGM Mirage (a)	36,146	1,582,110
	Shangri-La Asia Ltd.	488,000	790,412
	Station Casinos, Inc.	28,261	1,875,400
	Wynn Resorts Ltd. (a)	34,120	1,540,518
	Hotels, Restaurants & Leisure Total		9,813,943
Household Durables – 2.0%
	Harman International Industries, Inc.	6,110	624,870
	Toll Brothers, Inc. (a)	14,324	639,853
	Household Durables Total		1,264,723
Media – 2.3%
	Getty Images, Inc. (a)	16,329	1,404,947
	Media Total		1,404,947
Multiline Retail – 1.0%
	Nordstrom, Inc.	17,874	613,436
	Multiline Retail Total		613,436
Specialty Retail – 4.6%
	MarineMax, Inc. (a)	6,779	172,797
	Urban Outfitters, Inc. (a)	93,110	2,737,434
	Specialty Retail Total		2,910,231
Textiles, Apparel & Luxury Goods – 2.8%
	Coach, Inc. (a)	56,262	1,764,376
	Textiles, Apparel & Luxury Goods Total		1,764,376
	CONSUMER DISCRETIONARY TOTAL		17,771,656
CONSUMER STAPLES – 1.6%
Food Products – 1.6%
	Dean Foods Co. (a)	25,550	992,873
	Food Products Total		992,873
	CONSUMER STAPLES TOTAL		992,873

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
ENERGY – 3.8%
Oil, Gas & Consumable Fuels – 3.8%
	Peabody Energy Corp.	28,348	2,391,154
	Oil, Gas & Consumable Fuels Total		2,391,154
	ENERGY TOTAL		2,391,154
FINANCIALS – 16.9%
Capital Markets – 4.6%
	Crystal River Capital (b)	36,316	907,900
	Jefferies Group, Inc.	45,226	1,969,592
	Capital Markets Total		2,877,492
Commercial Banks – 3.0%
	UCBH Holdings, Inc.	101,863	1,866,130
	Commercial Banks Total		1,866,130
Diversified Financial Services – 4.9%
	Chicago Mercantile Exchange	9,111	3,073,140
	Diversified Financial Services Total		3,073,140
Real Estate – 4.4%
	Government Properties Trust, Inc., REIT	61,030	598,094
	KKR Financial Corp., REIT	54,538	1,212,925
	Redwood Trust, Inc., REIT	6,056	294,382
	St. Joe Co.	10,737	670,526
	Real Estate Total		2,775,927
	FINANCIALS TOTAL		10,592,689
HEALTH CARE – 19.1%
Biotechnology – 7.9%
	Amylin Pharmaceuticals, Inc. (a)	81,236	2,826,200
	Genzyme Corp. (a)	29,945	2,145,260
	Biotechnology Total		4,971,460
Health Care Equipment & Supplies – 4.8%
	Biosite, Inc. (a)	4,822	298,289
	Cochlear Ltd.	10,691	319,967
	Foxhollow Technologies, Inc. (a)	24,413	1,162,303
	Kyphon, Inc. (a)	14,101	619,598
	Zimmer Holdings, Inc. (a)	9,006	620,423
	Health Care Equipment & Supplies Total		3,020,580

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)

Health Care Providers & Services – 6.4%
	Humana, Inc. (a)	25,363	1,214,381
	Pacificare Health Systems, Inc. (a)	34,982	2,790,864
	Health Care Providers & Services Total		4,005,245
	HEALTH CARE TOTAL		11,997,285
INDUSTRIALS – 10.9%
Aerospace & Defense – 4.2%
	Alliant Techsystems, Inc. (a)	7,988	596,304
	Hexcel Corp. (a)	35,996	658,367
	Precision Castparts Corp.	26,650	1,415,115
	Aerospace & Defense Total		2,669,786
Air Freight & Logistics – 4.2%
	Expeditors International of Washington, Inc.	46,120	2,618,694
	Air Freight & Logistics Total		2,618,694
Machinery – 2.5%
	Joy Global, Inc.	31,557	1,592,366
	Machinery Total		1,592,366
	INDUSTRIALS TOTAL		6,880,846
INFORMATION TECHNOLOGY – 10.0%
Communications Equipment – 4.0%
	QUALCOMM, Inc.	55,978	2,505,015
	Communications Equipment Total		2,505,015
Internet Software & Services – 2.2%
	Google, Inc., Class A (a)	4,397	1,391,475
	Internet Software & Services Total		1,391,475
Semiconductors & Semiconductor Equipment – 1.7%
	Broadcom Corp., Class A (a)	22,635	1,061,808
	Semiconductors & Semiconductor Equipment Total		1,061,808
Software – 2.1%
	Autodesk, Inc. (a)	29,186	1,355,398
	Software Total		1,355,398
	INFORMATION TECHNOLOGY TOTAL		6,313,696

	Total Common Stocks (cost of $50,197,697)		56,940,199

3

		Shares	Value ($)
Investment Company – 4.5%
SSGA Prime Money Market Fund
	3.570% 01/01/31(c)	2,813,325	2,813,325

	Total Investment Company (cost $2,813,325)		2,813,325
Convertible Preferred Stocks – 1.5%
CONVERTIBLES – 1.5%
Convertible Preferred-1.5%
	Merrill Lynch & Co., Inc	24,573	927,631
	Diversified Financial Services Total		927,631
	FINANCIALS TOTAL		927,631

	Total Convertible Preferred Stocks (cost of $836,711)		927,631

	Total Investments – 96.6% (cost of $53,847,733)(d)(e)		60,681,155

	Other Assets & Liabilities, Net – 3.4%		2,155,096

	Net Assets – 100.0%		62,836,251

*

Notes to Investment Portfolio:

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

4

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security represents 1.4% of net assets.

(c)

Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC. A portion of this amount represents cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $53,847,733.

(e)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,444,732	$(1,611,310)	$6,833,422

Acronym	Name

REIT	Real Estate Investment Trust

5

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Nations Separate Account Trust - Value Portfolio

		Shares	Value ($)*
Common Stocks – 98.5%
CONSUMER DISCRETIONARY – 7.9%
Auto Components – 0.5%
	Johnson Controls, Inc.	7,200	446,760
	Auto Components Total		446,760
Hotels, Restaurants & Leisure – 2.3%
	Carnival Corp.	8,100	404,838
	Harrah’s Entertainment, Inc.	3,000	195,570
	McDonald’s Corp.	13,984	468,324
	Starwood Hotels & Resorts Worldwide, Inc.	13,900	794,663
	Hotels, Restaurants & Leisure Total		1,863,395
Media – 1.4%
	News Corp., Class A	49,800	776,382
	Viacom, Inc., Class B	12,500	412,625
	Media Total		1,189,007
Multiline Retail – 2.3%
	Federated Department Stores, Inc.	11,700	782,379
	J.C. Penney Co., Inc.	23,200	1,100,144
	Multiline Retail Total		1,882,523
Specialty Retail – 1.4%
	Office Depot, Inc. (a)	16,700	495,990
	Staples, Inc.	30,300	645,996
	Specialty Retail Total		1,141,986
	CONSUMER DISCRETIONARY TOTAL		6,523,671
CONSUMER STAPLES – 7.2%
Beverages – 2.5%
	Diageo PLC, ADR	19,700	1,142,797
	PepsiCo, Inc.	16,918	959,420
	Beverages Total		2,102,217
Food Products – 1.0%
	Cadbury Schweppes PLC, ADR	20,400	830,892
	Food Products Total		830,892
Household Products – 1.1%
	Kimberly-Clark Corp.	15,400	916,762
	Household Products Total		916,762

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.6%
	Altria Group, Inc.	28,900	2,130,219
	Tobacco Total		2,130,219
	CONSUMER STAPLES TOTAL		5,980,090
ENERGY – 16.2%
Energy Equipment & Services – 3.2%
	Halliburton Co.	16,400	1,123,728
	Nabors Industries Ltd. (a)	7,300	524,359
	National-Oilwell Varco, Inc. (a)	6,500	427,700
	Schlumberger Ltd.	6,800	573,784
	Energy Equipment & Services Total		2,649,571
Oil, Gas & Consumable Fuels – 13.0%
	BP PLC, ADR	12,600	892,710
	ChevronTexaco Corp.	23,300	1,508,209
	ConocoPhillips	9,400	657,154
	EOG Resources, Inc.	7,500	561,750
	Exxon Mobil Corp.	61,000	3,875,940
	Marathon Oil Corp.	9,934	684,751
	Murphy Oil Corp.	5,800	289,246
	Occidental Petroleum Corp.	12,200	1,042,246
	Williams Companies, Inc.	46,600	1,167,330
	Oil, Gas & Consumable Fuels Total		10,679,336
	ENERGY TOTAL		13,328,907
FINANCIALS – 31.2%
Capital Markets – 6.3%
	Bank of New York Co., Inc.	30,100	885,241
	Goldman Sachs Group, Inc.	7,200	875,376
	Lehman Brothers Holdings, Inc.	3,700	430,976
	Merrill Lynch & Co., Inc.	32,025	1,964,733
	Morgan Stanley	11,600	625,704
	Nuveen Investments, Class A	10,700	421,473
	Capital Markets Total		5,203,503
Commercial Banks – 11.1%
	Marshall & Ilsley Corp.	21,200	922,412
	North Fork Bancorporation, Inc.	35,000	892,500
	PNC Financial Services Group, Inc.	14,500	841,290
	SunTrust Banks, Inc.	5,200	361,140
	U.S. Bancorp	60,737	1,705,495
	UnionBanCal Corp.	9,500	662,340
	Wachovia Corp.	39,176	1,864,386

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Wells Fargo & Co.	32,900	1,926,953
	Commercial Banks Total		9,176,516
Diversified Financial Services – 3.0%
	CIT Group, Inc.	9,900	447,282
	Citigroup, Inc.	44,800	2,039,296
	Diversified Financial Services Total		2,486,578
Insurance – 6.5%
	Ace Ltd.	17,900	842,553
	Allstate Corp.	15,200	840,408
	Ambac Financial Group, Inc.	9,100	655,746
	Genworth Financial, Inc., Class A	27,600	889,824
	Hartford Financial Services Group, Inc.	11,000	848,870
	St. Paul Travelers Companies, Inc.	19,062	855,312
	UnumProvident Corp.	20,900	428,450
	Insurance Total		5,361,163
Real Estate – 3.2%
	Archstone-Smith Trust, REIT	17,900	713,673
	Equity Office Properties Trust, REIT	23,500	768,685
	Host Marriott Corp., REIT	39,700	670,930
	ProLogis Trust, REIT	10,000	443,100
	Real Estate Total		2,596,388
Thrifts & Mortgage Finance – 1.1%
	Golden West Financial Corp.	15,700	932,423
	Thrifts & Mortgage Finance Total		932,423
	FINANCIALS TOTAL		25,756,571
HEALTH CARE – 7.3%
Health Care Equipment & Supplies – 1.4%
	Baxter International, Inc.	18,600	741,582
	Hospira, Inc. (a)	10,380	425,268
	Health Care Equipment & Supplies Total		1,166,850
Health Care Providers & Services – 1.6%
	Aetna, Inc.	7,300	628,822
	CIGNA Corp.	5,800	683,588
	Health Care Providers & Services Total		1,312,410
Pharmaceuticals – 4.3%
	Abbott Laboratories	15,300	648,720
	AstraZeneca PLC, ADR	17,400	819,540
	Novartis AG, ADR	16,900	861,900

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Pfizer, Inc.	48,940	1,222,032
	Pharmaceuticals Total		3,552,192
	HEALTH CARE TOTAL		6,031,452
INDUSTRIALS – 10.3%
Aerospace & Defense – 4.1%
	General Dynamics Corp.	5,300	633,615
	Goodrich Corp.	18,900	838,026
	Honeywell International, Inc.	19,400	727,500
	United Technologies Corp.	22,550	1,168,992
	Aerospace & Defense Total		3,368,133
Building Products – 0.6%
	American Standard Companies, Inc.	10,800	502,740
	Building Products Total		502,740
Commercial Services & Supplies – 0.5%
	Waste Management, Inc.	15,000	429,150
	Commercial Services & Supplies Total		429,150
Construction & Engineering – 0.3%
	Fluor Corp.	3,500	225,330
	Construction & Engineering Total		225,330
Industrial Conglomerates – 0.9%
	General Electric Co.	21,700	730,639
	Industrial Conglomerates Total		730,639
Machinery – 2.3%
	Caterpillar, Inc.	15,400	904,750
	Eaton Corp.	5,600	355,880
	Ingersoll-Rand Co., Ltd., Class A	17,800	680,494
	Machinery Total		1,941,124
Road & Rail – 1.6%
	Burlington Northern Santa Fe Corp.	11,300	675,740
	Union Pacific Corp.	9,100	652,470
	Road & Rail Total		1,328,210
	INDUSTRIALS TOTAL		8,525,326
INFORMATION TECHNOLOGY – 4.8%
Communications Equipment – 0.5%
	Motorola, Inc.	18,500	408,665
	Communications Equipment Total		408,665
Computers & Peripherals – 2.5%
	Dell, Inc. (a)	4,900	167,580

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	Hewlett-Packard Co.	36,200	1,057,040
	International Business Machines Corp.	9,800	786,156
	Computers & Peripherals Total		2,010,776
Electronic Equipment & Instruments – 0.7%
	Agilent Technologies, Inc. (a)	18,400	602,600
	Electronic Equipment & Instruments Total		602,600
Semiconductors & Semiconductor Equipment – 1.1%
	Fairchild Semiconductor International, Inc. (a)	22,600	335,836
	Intel Corp.	7,600	187,340
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	49,000	402,780
	Semiconductors & Semiconductor Equipment Total		925,956
	INFORMATION TECHNOLOGY TOTAL		3,947,997
MATERIALS – 3.4%
Chemicals – 2.1%
	Ashland, Inc.	4,233	233,831
	Dow Chemical Co.	16,800	700,056
	PPG Industries, Inc.	5,600	331,464
	Rohm and Haas Co.	12,400	510,012
	Chemicals Total		1,775,363
Metals & Mining – 1.3%
	Freeport-McMoRan Copper & Gold, Inc., Class B	12,700	617,093
	Nucor Corp.	7,200	424,728
	Metals & Mining Total		1,041,821
	MATERIALS TOTAL		2,817,184
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 3.3%
	BellSouth Corp.	24,400	641,720
	SBC Communications, Inc.	41,099	985,143
	Verizon Communications, Inc.	33,100	1,082,039
	Diversified Telecommunication Services Total		2,708,902
	TELECOMMUNICATION SERVICES TOTAL		2,708,902
UTILITIES – 6.9%
Electric Utilities – 3.9%
	Edison International	18,200	860,496
	Entergy Corp.	13,800	1,025,616

5

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Exelon Corp.	25,200	1,346,688
	Electric Utilities Total		3,232,800
Independent Power Producers & Energy Traders – 1.3%
	Duke Energy Corp.	37,600	1,096,792
	Independent Power Producers & Energy Traders Total		1,096,792
Multi - Utilities – 1.7%
	Dominion Resources, Inc.	5,400	465,156
	PG&E Corp.	22,800	894,900
	Multi-Utilities Total		1,360,056
	TOTAL UTILITIES		5,689,648

	Total Common Stocks (cost of $67,031,339)		81,309,748
Convertible Preferred Stocks – 0.3%
FINANCIALS – 0.3%
Insurance –0.3%
	Genworth Financial, Inc.	8,200	294,380
		Insurance Total	294,380
	FINANCIALS TOTAL		294,380

	Total Convertible Preferred Stocks (cost of $214,073)		294,380

		Par ($)
Short-Term Obligation – 0.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency Bond maturing 03/30/06, market value of $683,963 (repurchase proceeds $669,206)	669,000	669,000

	Total Short-Term Obligation (cost of $669,000)		669,000

	Total Investments – 99.6% (cost of $67,914,412)(b)(c)		82,273,128

	Other Assets & Liabilities, Net – 0.4%		294,041

	Net Assets – 100.0%		82,567,169

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $67,914,412.

(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,709,204	$(1,350,488)	$14,358,716

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Nations Separate Account Trust - Asset Allocation Portfolio

		Shares	Value ($)*
Common Stocks – 63.1%
CONSUMER DISCRETIONARY – 7.4%
Diversified Consumer Services – 0.4%
	Apollo Group, Inc., Class A (a)	200	13,278
	H&R Block, Inc.	2,000	47,960
	Weight Watchers International, Inc. (a)	400	20,632
	Diversified Consumer Services Total		81,870
Hotels, Restaurants & Leisure – 0.6%
	Brinker International, Inc.	400	15,024
	Choice Hotels International, Inc.	100	6,464
	Darden Restaurants, Inc.	700	21,259
	GTECH Holdings Corp.	500	16,030
	International Game Technology, Inc.	2,100	56,700
	Panera Bread Co. (a)	300	15,354
	Hotels, Restaurants & Leisure Total		130,831
Household Durables – 0.9%
	Lennar Corp., Class A	500	29,880
	NVR, Inc. (a)	100	88,495
	Pulte Homes, Inc.	200	8,584
	Toll Brothers, Inc. (a)	1,400	62,538
	Household Durables Total		189,497
Leisure Equipment & Products – 0.3%
	Marvel Enterprise, Inc. (a)	3,800	67,906
	Leisure Equipment & Products Total		67,906
Media – 1.4%
	Clear Channel Communications, Inc.	1,200	39,468
	Comcast Corp., Class A (a)	400	11,752
	EchoStar Communications Corp., Class A (a)	1,500	44,355
	John Wiley & Sons, Inc., Class A	100	4,174
	Liberty Media Corp., Class A (a)	400	3,220
	McGraw-Hill Companies, Inc.	100	4,804
	Time Warner, Inc.	6,000	108,660
	Viacom, Inc., Class B	1,000	33,010
	Walt Disney Co.	1,800	43,434
	Media Total		292,877
Multiline Retail – 0.6%
	J.C. Penney Co., Inc.	1,100	52,162
	Target Corp.	1,200	62,316
	Multiline Retail Total		114,478
Specialty Retail – 2.9%
	Abercrombie & Fitch Co., Class A	1,600	79,760

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	American Eagle Outfitters, Inc.	100	2,353
	Autonation, Inc. (a)	2,600	51,922
	AutoZone, Inc. (a)	600	49,950
	Barnes & Noble, Inc.	1,600	60,320
	Bed Bath & Beyond, Inc. (a)	400	16,072
	Best Buy Co., Inc.	100	4,353
	Gap, Inc.	2,600	45,318
	Home Depot, Inc.	2,600	99,164
	Limited Brands	3,500	71,505
	Staples, Inc.	3,600	76,752
	TJX Companies, Inc.	3,000	61,440
	Specialty Retail Total		618,909
Textiles, Apparel & Luxury Goods – 0.3%
	NIKE, Inc., Class B	700	57,176
	Textiles, Apparel & Luxury Goods Total		57,176
	CONSUMER DISCRETIONARY TOTAL		1,553,544
CONSUMER STAPLES – 5.7%
Beverages – 1.4%
	Anheuser-Busch Companies, Inc.	400	17,216
	Coca-Cola Co.	2,100	90,699
	Diageo PLC, ADR	900	52,209
	Pepsi Bottling Group, Inc.	1,200	34,260
	PepsiCo, Inc.	1,600	90,736
	Beverages Total		285,120
Food & Staples Retailing – 1.0%
	Albertson’s, Inc.	900	23,085
	SUPERVALU, Inc.	1,600	49,792
	Sysco Corp.	300	9,411
	Wal-Mart Stores, Inc.	2,900	127,078
	Walgreen Co.	100	4,345
	Food & Staples Retailing Total		213,711
Food Products – 1.1%
	Archer-Daniels-Midland Co.	3,200	78,912
	Pilgrim’s Pride Corp.	1,600	58,240
	Sara Lee Corp.	2,700	51,165
	Tyson Foods, Inc., Class A	2,500	45,125
	Food Products Total		233,442

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.0%
	Clorox Co.	100	5,554
	Kimberly-Clark Corp.	200	11,906
	Procter & Gamble Co.	3,300	196,218
	Household Products Total		213,678
Personal Products – 0.5%
	Avon Products, Inc.	100	2,700
	Estee Lauder Cos., Inc., Class A	1,200	41,796
	Gillette Co.	1,000	58,200
	Personal Products Total		102,696
Tobacco – 0.7%
	Altria Group, Inc.	2,100	154,791
	Tobacco Total		154,791
	CONSUMER STAPLES TOTAL		1,203,438
ENERGY – 6.0%
Energy Equipment & Services – 0.1%
	Diamond Offshore Drilling, Inc.	200	12,250
	Hanover Compressor Co. (a)	228	3,160
	Energy Equipment & Services Total		15,410
Oil, Gas & Consumable Fuels – 5.9%
	Amerada Hess Corp.	200	27,500
	Anadarko Petroleum Corp.	900	86,175
	Apache Corp.	1,000	75,220
	Burlington Resources, Inc.	200	16,264
	Chevron Corp.	2,900	187,717
	ConocoPhillips	2,500	174,775
	Exxon Mobil Corp.	7,000	444,780
	Marathon Oil Corp.	800	55,144
	Occidental Petroleum Corp.	400	34,172
	Sunoco, Inc.	700	54,740
	Valero Energy Corp.	800	90,448
	Oil, Gas & Consumable Fuels Total		1,246,935
	ENERGY TOTAL		1,262,345
FINANCIALS – 12.9%
Capital Markets – 3.0%
	Bear Stearns Companies, Inc.	100	10,975
	Goldman Sachs Group, Inc.	1,100	133,738
	Lehman Brothers Holdings, Inc.	1,100	128,128
	Mellon Financial Corp.	1,600	51,152
	Merrill Lynch & Co., Inc.	2,200	134,970

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Morgan Stanley	1,600	86,304
	State Street Corp.	1,500	73,380
	T. Rowe Price Group, Inc.	100	6,530
	Capital Markets Total		625,177
Commercial Banks – 2.1%
	Comerica, Inc.	1,200	70,680
	Marshall & Ilsley Corp.	300	13,053
	U.S. Bancorp	3,800	106,704
	Wachovia Corp.	1,900	90,421
	Wells Fargo & Co.	1,600	93,712
	Zions Bancorporation	900	64,089
	Commercial Banks Total		438,659
Consumer Finance – 0.7%
	American Express Co.	500	28,720
	Capital One Financial Corp.	600	47,712
	MBNA Corp.	3,000	73,920
	SLM Corp.	100	5,364
	Consumer Finance Total		155,716
Diversified Financial Services – 1.9%
	Citigroup, Inc.	6,300	286,776
	JPMorgan Chase & Co.	2,300	78,039
	Principal Financial Group, Inc.	700	33,159
	Diversified Financial Services Total		397,974
Insurance – 3.9%
	Allstate Corp.	1,800	99,522
	Ambac Financial Group, Inc.	800	57,648
	American International Group, Inc.	2,800	173,488
	Endurance Specialty Holdings Ltd.	1,200	40,932
	Hartford Financial Services Group, Inc.	1,200	92,604
	Lincoln National Corp.	1,500	78,030
	MBIA, Inc.	600	36,372
	MetLife, Inc.	1,500	74,745
	Progressive Corp.	400	41,908
	Prudential Financial, Inc.	1,600	108,096
	SAFECO Corp.	400	21,352
	Insurance Total		824,697
Real Estate – 0.1%
	Apartment Investment & Management Co., Class A, REIT	100	3,878

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Boston Properties, Inc. (a)	100	7,090
	CB Richard Ellis Group, Inc., Class A (a)	200	9,840
	General Growth Properties, Inc., REIT	300	13,479
	Real Estate Total		34,287
Thrifts & Mortgage Finance – 1.2%
	Countrywide Financial Corp.	400	13,192
	Fannie Mae	1,300	58,266
	Freddie Mac	1,200	67,752
	MGIC Investment Corp.	600	38,520
	PMI Group, Inc.	1,400	55,818
	Washington Mutual, Inc.	300	11,766
	Thrifts & Mortgage Finance Total		245,314
	FINANCIALS TOTAL		2,721,824
HEALTH CARE – 8.6%
Biotechnology – 1.3%
	Amgen, Inc. (a)	2,100	167,307
	Gilead Sciences, Inc. (a)	1,500	73,140
	Techne Corp. (a)	700	39,886
	Biotechnology Total		280,333
Health Care Equipment & Supplies – 1.3%
	Boston Scientific Corp.	5,300	123,861
	Medtronic, Inc.	1,500	80,430
	PerkinElmer, Inc.	3,200	65,184
	Health Care Equipment & Supplies Total		269,475
Health Care Providers & Services – 2.4%
	Aetna, Inc.	1,100	94,754
	Cardinal Health, Inc.	700	44,408
	Caremark Rx, Inc. (a)	400	19,972
	Health Net, Inc. (a)	1,100	52,052
	McKesson Corp.	1,900	90,155
	Quest Diagnostics, Inc.	1,300	65,702
	Triad Hospitals, Inc. (a)	400	18,108
	UnitedHealth Group, Inc.	1,900	106,780
	Health Care Providers & Services Total		491,931
Pharmaceuticals – 3.6%
	Abbott Laboratories	1,700	72,080
	Allergan, Inc.	700	64,134
	Eli Lilly & Co.	300	16,056
	Endo Pharmaceuticals Holdings, Inc. (a)	1,000	26,670

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Forest Laboratories, Inc. (a)	500	19,485
	Johnson & Johnson	3,800	240,464
	King Pharmaceuticals, Inc. (a)	300	4,614
	Merck & Co., Inc.	1,800	48,978
	Pfizer, Inc.	9,400	234,718
	Wyeth	700	32,389
	Pharmaceuticals Total		759,588
	HEALTH CARE TOTAL		1,801,327
INDUSTRIALS – 6.5%
Aerospace & Defense – 1.3%
	Boeing Co.	1,100	74,745
	Lockheed Martin Corp.	1,400	85,456
	Northrop Grumman Corp.	900	48,915
	Raytheon Co.	500	19,010
	United Technologies Corp.	1,000	51,840
	Aerospace & Defense Total		279,966
Air Freight & Logistics – 0.8%
	C.H. Robinson Worldwide, Inc.	800	51,296
	FedEx Corp.	800	69,704
	United Parcel Service, Inc., Class B	800	55,304
	Air Freight & Logistics Total		176,304
Commercial Services & Supplies – 1.1%
	Brink’s Co.	400	16,424
	Cendant Corp.	6,000	123,840
	Herman Miller, Inc.	600	18,180
	ServiceMaster Co.	2,400	32,496
	Waste Management, Inc.	1,600	45,776
	Commercial Services & Supplies Total		236,716
Industrial Conglomerates – 1.8%
	3M Co.	1,100	80,696
	General Electric Co.	8,600	289,562
	Industrial Conglomerates Total		370,258
Machinery – 0.5%
	Cummins, Inc.	100	8,799
	Danaher Corp.	900	48,447
	Illinois Tool Works, Inc.	500	41,165
	Machinery Total		98,411

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.5%
	Norfolk Southern Corp.	1,400	56,784
	Yellow Roadway Corp. (a)	1,200	49,704
	Road & Rail Total		106,488
Trading Companies & Distributors – 0.3%
	MSC Industrial Direct Co., Inc., Class A	900	29,853
	W.W. Grainger, Inc.	500	31,460
	Trading Companies & Distributors Total		61,313
Transportation – 0.2%
	Laidlaw International, Inc.	1,700	41,089
	Transportation Total		41,089
	INDUSTRIALS TOTAL		1,370,545
INFORMATION TECHNOLOGY – 9.7%
Communications Equipment – 1.3%
	Cisco Systems, Inc. (a)	9,000	161,370
	Motorola, Inc.	2,700	59,643
	QUALCOMM, Inc.	1,100	49,225
	Communications Equipment Total		270,238
Computers & Peripherals – 2.2%
	Apple Computer, Inc. (a)	600	32,166
	Dell, Inc. (a)	4,000	136,800
	EMC Corp. (a)	3,500	45,290
	Hewlett-Packard Co.	3,200	93,440
	International Business Machines Corp.	1,800	144,396
	Western Digital Corp. (a)	1,300	16,809
	Computers & Peripherals Total		468,901
Electronic Equipment & Instruments – 0.2%
	Amphenol Corp., Class A	1,300	52,442
	Flextronics International Ltd. (a)	100	1,285
	Electronic Equipment & Instruments Total		53,727
IT Services – 0.3%
	Accenture Ltd., Class A	1,100	28,006
	Computer Sciences Corp. (a)	800	37,848
	IT Services Total		65,854
Semiconductors & Semiconductor Equipment – 2.8%
	Applied Materials, Inc.	3,600	61,056
	Broadcom Corp., Class A (a)	800	37,528
	Intel Corp.	11,000	271,150
	Lam Research Corp. (a)	1,500	45,705
	Linear Technology Corp.	700	26,313

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	MEMC Electronic Materials, Inc. (a)	600	13,674
	National Semiconductor Corp.	1,400	36,820
	Texas Instruments, Inc.	2,800	94,920
	Semiconductors & Semiconductor Equipment Total		587,166
Software – 2.9%
	Adobe Systems, Inc. (a)	300	8,955
	Autodesk, Inc. (a)	1,000	46,440
	Citrix Systems, Inc. (a)	1,200	30,168
	Intuit, Inc. (a)	1,100	49,291
	Microsoft Corp.	8,900	228,997
	Oracle Corp. (a)	7,400	91,686
	Reynolds & Reynolds Co., Class A	1,600	43,856
	Symantec Corp. (a)	1,900	43,054
	Synopsys, Inc. (a)	3,200	60,480
	Software Total		602,927
	INFORMATION TECHNOLOGY TOTAL		2,048,813
MATERIALS – 1.8%
Chemicals – 0.6%
	Celanese Corp., Series A	100	1,725
	Dow Chemical Co.	1,200	50,004
	E.I. du Pont de Nemours & Co.	100	3,917
	Eastman Chemical Co.	400	18,788
	PPG Industries, Inc.	1,000	59,190
	Chemicals Total		133,624
Construction Materials – 0.2%
	Martin Marietta Materials, Inc.	600	47,076
	Construction Materials Total		47,076
Containers & Packaging – 0.4%
	Ball Corp.	1,000	36,740
	Crown Holdings, Inc. (a)	700	11,158
	Pactiv Corp. (a)	1,600	28,032
	Containers & Packaging Total		75,930
Metals & Mining – 0.3%
	Alcoa, Inc.	1,000	24,420
	Nucor Corp.	500	29,495
	Phelps Dodge Corp.	100	12,993
	Southern Peru Copper Corp.	100	5,596
	Metals & Mining Total		72,504

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.3%
	Georgia-Pacific Corp.	600	20,436
	MeadWestvaco Corp.	1,200	33,144
	Paper & Forest Products Total		53,580
	MATERIALS TOTAL		382,714
TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 1.1%
	AT&T Corp.	900	17,820
	SBC Communications, Inc.	3,500	83,895
	Verizon Communications, Inc.	3,900	127,491
	Diversified Telecommunication Services Total		229,206
Wireless Telecommunication Services – 0.9%
	Crown Castle International Corp. (a)	200	4,926
	NII Holdings, Inc. (a)	800	67,560
	Sprint Nextel Corp.	4,500	107,010
	Wireless Telecommunication Services Total		179,496
	TELECOMMUNICATION SERVICES TOTAL		408,702
UTILITIES – 2.5%
Electric Utilities – 1.0%
	American Electric Power Co., Inc.	2,000	79,400
	Entergy Corp.	900	66,888
	FirstEnergy Corp.	1,100	57,332
	Electric Utilities Total		203,620
Gas Utilities – 0.1%
	ONEOK, Inc.	400	13,608
	UGI Corp.	400	11,260
	Gas Utilities Total		24,868
Independent Power Producers & Energy Traders – 0.5%
	TXU Corp.	900	101,592
	Independent Power Producers & Energy Traders Total		101,592
Multi - Utilities– 0.9%
	CenterPoint Energy, Inc.	3,300	49,071
	DTE Energy Co.	1,400	64,204
	PG&E Corp.	600	23,550
	Sempra Energy	1,100	51,766
	Multi - Utilities Total		188,591
	TOTAL UTILITIES		518,671

	Total Common Stocks (cost of $11,390,863)		13,271,923

		Shares	Value ($)
Mortgage-Backed Securities – 11.1%
Federal Home Loan Mortgage Corp.
	6.500% 11/01/32	32,812	33,775
	5.000% 09/01/20	500,000	498,852
	5.000% 07/01/20	233,764	233,228
	5.500% 08/01/35	244,748	244,871
Federal National Mortgage Association
	5.500% 06/01/35	574,000	573,929
	6.500% 12/01/31	3,569	3,680
	6.500% 05/01/33	7,267	7,491
	5.000% 10/01/20	733,000	731,317
Government National Mortgage Association
	7.000% 06/15/32	2,167	2,279
	Total Mortgage-Backed Securities (cost of $2,334,452)		2,329,422

		Par ($)
Corporate Fixed-Income Bonds & Notes – 9.6%
BASIC MATERIALS – 0.3%
Chemicals – 0.1%
E.I. Dupont De Nemours & Co.
	3.375% 11/15/07	6,000	5,871
Eastman Chemical Co.
	6.300% 11/15/18	5,000	5,280
	Chemicals Total		11,151
Forest Products & Paper – 0.1%
International Paper Co.
	4.250% 01/15/09	18,000	17,582
	5.850% 10/30/12	5,000	5,152
Westvaco Corp.
	8.200% 01/15/30	12,000	14,832
	Forest Products & Paper Total		37,566
Metals & Mining – 0.1%
Alcan, Inc.
	4.500% 05/15/13	25,000	24,096
	Metals & Mining Total		24,096
	BASIC MATERIALS TOTAL		72,813
COMMUNICATIONS – 1.0%
Media – 0.3%
Comcast Cable Communications, Inc.
	7.125% 06/15/13	9,000	10,003

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Knight-Ridder, Inc.
	7.125% 06/01/11	5,000	5,411
TCI Communications, Inc.
	9.875% 06/15/22	5,000	6,946
Time Warner, Inc.
	7.625% 04/15/31	17,000	19,938
	9.125% 01/15/13	11,000	13,476
Walt Disney Co.
	5.500% 12/29/06	6,000	6,068
	Media Total		61,842
Telecommunication Services – 0.7%
BellSouth Corp.
	5.000% 10/15/06	12,000	12,054
	6.000% 10/15/11	2,000	2,116
British Telecommunications PLC
	8.125% 12/15/10	4,000	4,621
Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,518
Deutsche Telekom International Finance BV
	5.250% 07/22/13	21,000	21,188
France Telecom SA
	8.000% 03/01/11	1,000	1,135
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	3,000	4,034
SBC Communications, Inc.
	5.750% 05/02/06	23,000	23,177
Sprint Capital Corp.
	6.125% 11/15/08	3,000	3,117
	8.750% 03/15/32	13,000	17,409
Telefonos de Mexico SA
	4.500% 11/19/08	16,000	15,800
Verizon Global Funding Corp.
	7.750% 12/01/30	3,000	3,655
Verizon New England, Inc.
	6.500% 09/15/11	20,000	21,306

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services– (continued)
Verizon Pennsylvania, Inc.
	5.650% 11/15/11	19,000	19,434
	Telecommunication Services Total		152,564
	COMMUNICATIONS TOTAL		214,406
CONSUMER CYCLICAL – 0.8%

Auto Manufacturers – 0.2%
DaimlerChrysler N.A. Holding Corp.
	4.050% 06/04/08	20,000	19,549
Ford Motor Co.
	7.450% 07/16/31	28,000	21,840
	Auto Manufacturers Total		41,389
Home Builders – 0.0%
Toll Brothers, Inc.
	4.950% 03/15/14	11,000	10,447
	Home Builders Total		10,447
Housewares – 0.2%
Newell Rubbermaid, Inc.
	4.000% 05/01/10	35,000	33,384
	Housewares Total		33,384
Retail – 0.4%
Target Corp.
	3.375% 03/01/08	3,000	2,926
	5.375% 06/15/09	9,000	9,238
	5.400% 10/01/08	11,000	11,267
	5.875% 03/01/12	10,000	10,622
Wal-Mart Stores, Inc.
	4.000% 01/15/10	50,000	48,720
	Retail Total		82,773
	CONSUMER CYCLICAL TOTAL		167,993

CONSUMER NON-CYCLICAL – 1.1%
Beverages – 0.4%
Anheuser-Busch Companies, Inc.
	5.950% 01/15/33	9,000	9,675
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	35,000	36,168

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Diageo Capital PLC
	3.375% 03/20/08	35,000	33,981
	Beverages Total		79,824
Commercial Services – 0.0%
R.R. Donnelley & Sons Co.
	4.950% 04/01/14	2,000	1,927
	Commercial Services Total		1,927
Cosmetics / Personal Care – 0.0%
Procter & Gamble Co.
	4.750% 06/15/07	4,000	4,019
	Cosmetics / Personal Care Total		4,019
Food – 0.3%
General Mills, Inc.
	2.625% 10/24/06	35,000	34,305
Kroger Co.
	6.800% 04/01/11	3,000	3,194
Safeway, Inc.
	4.950% 08/16/10	30,000	29,233
Unilever Capital Corp.
	6.875% 11/01/05	1,000	1,002
	Food Total		67,734
Healthcare Services – 0.3%
UnitedHealth Group, Inc.
	3.375% 08/15/07	35,000	34,266
WellPoint Health Networks, Inc.
	6.375% 06/15/06	18,000	18,235
WellPoint, Inc.
	6.375% 01/15/12	8,000	8,613
	Healthcare Services Total		61,114
Household Products / Wares – 0.1%
Fortune Brands, Inc.
	2.875% 12/01/06	6,000	5,887
	Household Products / Wares Total		5,887
	CONSUMER NON-CYCLICAL TOTAL		220,505
ENERGY – 0.6%
Oil & Gas – 0.4%
BP Capital Markets PLC
	2.750% 12/29/06	12,000	11,765

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Conoco Funding Co.
	6.350% 10/15/11	17,000	18,496
Devon Energy Corp.
	7.950% 04/15/32	4,000	5,112
USX Corp.
	6.650% 02/01/06	15,000	15,104
XTO Energy, Inc.
	7.500% 04/15/12	22,000	24,825
	Oil & Gas Total		75,302
Pipelines – 0.2%
Kinder Morgan Energy Partners LP
	7.300% 08/15/33	35,000	40,592
TEPPCO Partners LP
	7.625% 02/15/12	10,000	11,179
	Pipelines Total		51,771
	ENERGY TOTAL		127,073
FINANCIALS – 4.0%
Banks – 0.9%
HSBC Holdings PLC
	7.350% 11/27/32	4,000	4,906
Key Bank National Association
	7.000% 02/01/11	8,000	8,766
Marshall & Ilsley Corp.
	4.375% 08/01/09	40,000	39,609
Mellon Funding Corp.
	4.875% 06/15/07	4,000	4,020
National City Bank
	4.625% 05/01/13	19,000	18,627
Scotland International Finance
	4.250% 05/23/13(b)	10,000	9,469
SouthTrust Bank, Inc.
	4.750% 03/01/13	4,000	3,986
U.S. Bank NA
	6.375% 08/01/11	19,000	20,597
Union Planters Corp.
	4.375% 12/01/10	20,000	19,592
US Bank N.A.
	2.850% 11/15/06	14,000	13,715

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Corp.
	4.875% 02/15/14	50,000	49,514
	Banks Total		192,801
Diversified Financial Services – 2.6%
American Express Co.
	3.750% 11/20/07	3,000	2,953
	4.750% 06/17/09	13,000	13,032
	5.500% 09/12/06	18,000	18,171
American General Finance Corp.
	2.750% 06/15/08	5,000	4,752
Associates Corp. of North America
	6.950% 11/01/18	13,000	15,114
Bear Stearns Companies, Inc.
	4.500% 10/28/10	24,000	23,662
Capital One Financial Corp.
	5.500% 06/01/15	15,000	15,146
Caterpillar Financial Services Corp.
	2.350% 09/15/06	9,000	8,834
	5.950% 05/01/06	12,000	12,110
CIT Group, Inc.
	7.375% 04/02/07	7,000	7,280
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	7,000	7,306
Citigroup, Inc.
	5.000% 09/15/14	37,000	37,005
Countrywide Home Loans, Inc.
	5.500% 08/01/06	36,000	36,301
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	25,000	25,030
Ford Motor Credit Co.
	7.375% 02/01/11	1,000	960
General Electric Capital Corp.
	5.875% 02/15/12	2,000	2,117
	6.750% 03/15/32	34,000	39,994
HSBC Finance Corp.
	5.875% 02/01/09	11,000	11,363
	6.375% 11/27/12	6,000	6,476
	7.200% 07/15/06	12,000	12,253
International Lease Finance Corp.
	4.500% 05/01/08	4,000	3,968
John Deere Capital Corp.
	4.625% 04/15/09	35,000	34,965

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
JPMorgan Chase Capital XV
	5.875% 03/15/35	50,000	49,006
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	25,000	24,706
	7.875% 08/15/10	6,000	6,781
MassMutual Global Funding II
	2.550% 07/15/08(b)	6,000	5,670
Merrill Lynch & Co., Inc.
	2.070% 06/12/06	9,000	8,845
	6.000% 02/17/09	12,000	12,508
Morgan Stanley
	4.750% 04/01/14	40,000	38,702
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09	11,000	11,396
Principal Life Global Funding I
	6.250% 02/15/12(b)	17,000	18,290
Prudential Funding LLC
	6.600% 05/15/08(b)	21,000	21,989
	Diversified Financial Services Total		536,685
Insurance – 0.0%
Metlife, Inc.
	5.375% 12/15/12	6,000	6,106
Prudential Financial, Inc.
	4.500% 07/15/13	2,000	1,929
	Insurance Total		8,035
Investment Companies – 0.0%
ERP Operating LP
	5.200% 04/01/13	1,000	1,002
	Investment Companies Total		1,002
Real Estate Investment Trusts – 0.3%
Health Care Property Investors, Inc.
	6.450% 06/25/12	34,000	35,995
Simon Property Group LP
	3.750% 01/30/09	17,000	16,416
	Real Estate Investment Trusts Total		52,411

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.2%
Washington Mutual, Inc.
	2.400% 11/03/05	5,000	4,994
	4.625% 04/01/14	21,000	19,933
	5.625% 01/15/07	20,000	20,261
	Savings & Loans Total		45,188
	FINANCIALS TOTAL		836,122
INDUSTRIALS – 0.7%
Aerospace & Defense – 0.2%
Boeing Co.
	5.125% 02/15/13	6,000	6,113
Lockheed Martin Corp.
	8.500% 12/01/29	20,000	27,661
Raytheon Co.
	5.375% 04/01/13	5,000	5,104
	Aerospace & Defense Total		38,878
Environmental Control – 0.1%
Waste Management, Inc.
	7.375% 08/01/10	10,000	10,976
	Environmental Control Total		10,976
Miscellaneous Manufacturing – 0.0%
General Electric Co.
	5.000% 02/01/13	7,000	7,065
	Miscellaneous Manufacturing Total		7,065
Transportation – 0.4%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	15,000	16,386
Canadian National Railway Co.
	6.900% 07/15/28	10,000	11,849
CSX Corp.
	6.750% 03/15/11	35,000	37,955
Union Pacific Corp.
	3.875% 02/15/09	25,000	24,307
	Transportation Total		90,497
	INDUSTRIALS TOTAL		147,416
TECHNOLOGY – 0.3%
Computers – 0.3%
Hewlett-Packard Co.
	5.750% 12/15/06	18,000	18,254

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
International Business Machines Corp.
	4.875% 10/01/06	33,000	33,135
	5.875% 11/29/32	19,000	20,221
	Computers Total		71,610
	TECHNOLOGY TOTAL		71,610
UTILITIES – 0.8%
Electric – 0.7%
CenterPoint Energy Houston
	5.750% 01/15/14	25,000	26,122
Consolidated Edison Co. of New York
	4.700% 06/15/09	7,000	7,024
	6.625% 12/15/05	9,000	9,040
Energy East Corp.
	6.750% 06/15/12	1,000	1,104
Exelon Generation Co.
	6.950% 06/15/11	25,000	27,135
Exelon Generation Co. LLC
	5.350% 01/15/14	7,000	7,010
NiSource Finance Corp.
	5.400% 07/15/14	9,000	9,076
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	1,035
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,896
Scottish Power PLC
	4.910% 03/15/10	35,000	34,922
Virginia Electric & Power Co.
	5.375% 02/01/07	7,000	7,062
	Electric Total		134,426
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	25,000	24,839
	Gas Total		24,839
	TOTAL UTILITIES		159,265

	Total Corporate Fixed-Income Bonds & Notes (cost of $2,023,893)		2,017,203

		Par ($)	Value ($)
Government Agencies & Obligations – 6.7%
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Province of Ontario
	3.500% 09/17/07	35,000	34,377
Province of Quebec
	7.500% 09/15/29	24,000	31,994
Republic of Italy
	2.750% 12/15/06	11,000	10,818
	3.750% 12/14/07	39,000	38,409
United Mexican States
	7.500% 04/08/33	23,000	26,600
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		142,198
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 6.0%
Federal Home Loan Bank
	5.800% 09/02/08	25,000	25,859
Federal Home Loan Mortgage Corp.
	2.875% 10/15/05	13,000	12,995
	6.625% 09/15/09	19,000	20,440
	6.750% 03/15/31	20,000	25,139
U.S. Treasury Bonds
	6.250% 08/15/23	500,000	597,871
U.S. Treasury Inflation Index Notes
	3.875% 01/15/09	201,834	218,959
U.S. Treasury Notes
	4.250% 11/15/13	370,000	368,396
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		1,269,659

	Total Government Agencies & Obligations (cost of $1,400,122)		1,411,857
Collateralized Mortgage Obligations – 4.4%
AGENCY – 1.6%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	160,000	156,071
	4.500% 03/15/21	180,000	176,064
	AGENCY TOTAL		332,135
NON - AGENCY – 2.8%
Countrywide Alternative Loan Trust
	5.250% 03/25/35	106,542	105,193
	5.500% 10/25/35	200,000	201,688
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	180,000	180,486

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	99,347	99,166
	NON - AGENCY TOTAL		586,533

	Total Collateralized Mortgage Obligations (cost of $930,343)		918,668
Asset-Backed Securities – 3.5%
American Express Credit Account Master Trust
	1.690% 01/15/09	10,180	9,992
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	52,000	51,293
	5.370% 06/12/08	8,466	8,468
Bank One Auto Securitization Trust
	1.820% 09/20/07	16,757	16,653
BMW Vehicle Owner Trust
	3.320% 02/25/09	65,000	63,745
Citibank Credit Card Issuance Trust
	2.500% 04/07/08	53,000	52,543
Discover Card Master Trust
	3.828% 04/16/08	7,645	7,645
	5.750% 12/15/08	34,000	34,337
Ford Credit Auto Owner Trust
	2.700% 06/15/07	20,870	20,774
	3.540% 11/15/08	155,000	152,370
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	80,000	78,138
Household Automotive Trust
	2.310% 04/17/08	44,234	43,936
Long Beach Mortgage Loan Trust
	3.910% 04/25/35(c)	113,177	113,202
Nissan Auto Receivables Owner Trust
	2.700% 12/17/07	27,000	26,681
Volkswagen Auto Loan Enhanced Trust
	2.270% 10/22/07	52,142	51,678

	Total Asset-Backed Securities (cost of $716,790)		731,455
Commercial Mortgage-Backed Obligations – 0.6%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39	32,000	31,418

		Par ($)	Value ($)
Commercial Mortgage-Backed Obligations – (continued)
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	72,923
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	32,511	33,167

	Total Commercial Mortgage-Backed Obligations (cost of $138,037)		137,508

	Total Investments – 99.0% (cost of $18,934,500)(d)(e)		20,818,036

	Other Assets & Liabilities, Net – 1.0%		213,043

	Net Assets – 100.0%		21,031,079

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $55,418, which represents 0.3% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate as of September 30, 2005.

(d)	Cost for federal income tax purposes is $18,934,500.

(e)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,354,366	$(470,830)	$1,883,536

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Nations Separate Account Trust - High Yield Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 74.7%
BASIC MATERIALS – 5.4%
Chemicals – 1.8%
EquiStar Chemicals LP
	7.550% 02/15/26	250,000	239,375
	10.625% 05/01/11	295,000	321,550
Lyondell Chemical Co.
	9.500% 12/15/08	115,000	121,038
	10.500% 06/01/13	410,000	469,450
Millennium America, Inc.
	7.625% 11/15/26	205,000	191,675
Terra Capital, Inc.
	12.875% 10/15/08	350,000	413,000
	Chemicals Total		1,756,088
Forest Products & Paper – 2.3%
Georgia-Pacific Corp.
	7.250% 06/01/28	85,000	88,400
	7.375% 12/01/25	155,000	162,750
	7.750% 11/15/29	15,000	16,200
	8.000% 01/15/24	360,000	396,450
	8.875% 02/01/10	55,000	61,188
	8.875% 05/15/31	260,000	309,400
	9.375% 02/01/13	85,000	94,881
Pope and Talbot, Inc.
	8.375% 06/01/13	415,000	379,725
Smurfit Capital Funding PLC Ltd.
	7.500% 11/20/25	290,000	270,062
Tembec Industries, Inc.
	7.750% 03/15/12	270,000	170,100
	8.500% 02/01/11	75,000	49,031
	8.625% 06/30/09	310,000	210,800
	Forest Products & Paper Total		2,208,987
Iron / Steel – 1.3%
Algoma Steel, Inc.
	11.000% 12/31/09	311,000	331,604
Allegheny Ludlum Corp.
	6.950% 12/15/25	300,000	285,750
Allegheny Technologies, Inc.
	8.375% 12/15/11	170,000	182,750
UCAR Finance, Inc.
	10.250% 02/15/12	245,000	260,925

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron / Steel – (continued)
United States Steel LLC
	10.750% 08/01/08	180,000	200,250
	Iron / Steel Total		1,261,279
	BASIC MATERIALS TOTAL		5,226,354
COMMUNICATIONS – 12.8%
Advertising – 0.2%
Bear Creek Corp.
	9.000% 03/01/13(a)	160,000	165,600
	Advertising Total		165,600
Internet – 0.0%
Globix Corp.
	11.000% 05/01/08(a)	30,034	28,307
	Internet Total		28,307
Media – 4.1%
CanWest Media, Inc.
	7.625% 04/15/13	280,000	306,600
	8.000% 09/15/12	218,878	232,011
Hollinger, Inc.
	11.875% 03/01/11(a)	75,000	77,250
	12.875% 03/01/11(a)	196,000	215,600
Houghton Mifflin Co.
	7.200% 03/15/11	325,000	335,156
Medianews Group, Inc.
	6.875% 10/01/13	110,000	108,900
Morris Publishing Group LLC
	7.000% 08/01/13	330,000	323,400
ONO Finance
	10.500% 05/15/14	155,000	193,795
Paxson Communications Corp.
	10.750% 07/15/08	50,000	49,312
	(b)01/15/09 (12.250% 01/15/06)	505,000	489,850
Quebecor Media, Inc.
	(b)07/15/11 (13.750% 07/15/06)	315,000	321,300
	11.125% 07/15/11	120,000	131,250
Riverdeep Acquisitions Loan
	13.845% 10/14/11	130,000	133,900

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Rogers Cablesystems Ltd.
	11.000% 12/01/15	35,000	37,100
Shaw Communications, Inc.
	7.500% 11/20/13	365,000	341,268
Sun Media Corp.
	7.625% 02/15/13	275,000	287,375
Ziff Davis Media, Inc.
	9.693% 05/01/12	280,000	275,800
Series B:
	13.000% 08/12/09(c)	98,787	101,504
	Media Total		3,961,371
Telecommunication Services – 8.5%
American Tower Escrow Corp.
	(d)08/01/08	70,000	54,163
Cablecom Luxembourg
	9.375% 04/15/14	70,000	93,832
Colo.Com, Inc.
	13.875% 03/15/10(a)(e)(f)	103,096	—
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	80,000	84,400
	8.443% 11/01/11	115,000	119,313
	9.875% 11/01/12	135,000	148,163
Inmarsat Finance II PLC
	(b)11/15/12 (10.375% 11/15/08)	460,000	379,500
Intelsat Bermuda Ltd.
	8.250% 01/15/13(a)	260,000	261,300
	8.695% 01/15/12(a)(g)	390,000	397,800
Loral Cyberstar, Inc.
	10.000% 07/15/06(c)(e)	81,000	73,001
Lucent Technologies, Inc.
	7.250% 07/15/06	355,000	360,769
	5.500% 11/15/08	180,000	179,775
	6.450% 03/15/29	360,000	315,000
	6.500% 01/15/28	80,000	69,000
Millicom International Cellular SA
	10.000% 12/01/13	655,000	678,744
PanAmSat Corp.
	9.000% 08/15/14	175,000	185,062
Qwest Capital Funding, Inc.
	7.750% 08/15/06	140,000	141,400

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Qwest Communications International, Inc.
	7.250% 02/15/11	665,000	648,375
	7.500% 11/01/08	205,000	193,725
Qwest Corp.
	5.625% 11/15/08	10,000	9,850
	6.950% 06/30/10(f)	350,000	348,397
	7.250% 09/15/25	220,000	204,600
	8.875% 03/15/12	135,000	147,150
Qwest Services Corp.
	13.000% 12/15/07(a)	203,000	223,554
	13.500% 12/15/10	599,000	686,604
	14.000% 12/15/14	379,000	459,537
Rogers Cantel, Inc.
	9.750% 06/01/16	185,000	223,387
Telcordia Technologies
	6.560% 09/15/12	249,375	248,285
	10.000% 03/15/13(a)(f)	405,000	387,787
Triton PCS, Inc.
	8.500% 06/01/13	480,000	458,400
UbiquiTel Operating Co.
	9.875% 03/01/11	105,000	116,550
US West Communications
	8.875% 06/01/31	300,000	304,500
	Telecommunication Services Total		8,201,923
	COMMUNICATIONS TOTAL		12,357,201
CONSUMER CYCLICAL – 10.3%
Airlines – 0.7%
American Airlines, Inc.
	7.377% 05/23/19	46,728	33,177
Delta Air Lines, Inc.
	8.300% 12/15/29(e)	1,105,000	198,900
	9.750% 05/15/21(e)	30,000	5,475
	10.000% 08/15/08(e)	110,000	19,800
	10.375% 02/01/11(e)	320,000	57,600
	10.375% 12/15/22(e)	175,000	31,500

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
Northwest Airlines, Inc.
	7.875% 03/15/08(e)	140,000	39,550
	8.700% 03/15/07(e)	35,000	9,887
	9.875% 03/15/07(e)	335,000	97,150
	10.000% 02/01/09(e)	760,000	218,500
	Airlines Total		711,539
Auto Parts & Equipment – 2.8%
Collins & Aikman Products Co.
	10.750% 12/31/11(e)	135,000	59,400
	12.875% 08/15/12(a)(e)	715,000	67,925
Dana Corp.
	9.000% 08/15/11	280,000	288,400
Goodyear Tire & Rubber Co.
	6.320% 04/30/10	500,000	505,940
	6.375% 03/15/08	130,000	129,350
	6.625% 12/01/06	225,000	226,125
	8.500% 03/15/07	55,000	56,650
	12.500% 03/01/11(a)	905,000	1,006,812
Tenneco Automotive, Inc.
	8.625% 11/15/14	245,000	246,838
	10.250% 07/15/13	120,000	134,250
	Auto Parts & Equipment Total		2,721,690
Entertainment – 1.2%
Isle of Capri Casinos, Inc.
	9.000% 03/15/12	70,000	74,200
Jacobs Entertainment, Inc.
	11.875% 02/01/09	285,000	304,950
Loews Cineplex Entertainment Corp.
	9.000% 08/01/14	160,000	155,200
President Casinos
	13.000% 09/15/01(e)	37,000	36,260
Six Flags, Inc.
	9.625% 06/01/14	225,000	221,625
	9.750% 04/15/13	205,000	202,438
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15	77,323	76,549
Warner Music Group
	7.375% 04/15/14	120,000	120,750
	Entertainment Total		1,191,972

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Lodging – 2.7%
Caesars Entertainment, Inc.
	8.875% 09/15/08	400,000	437,000
	9.375% 02/15/07	835,000	883,012
Gaylord Entertainment Co.
	8.000% 11/15/13	85,000	89,463
ITT Corp.
	7.375% 11/15/15	245,000	268,275
	7.750% 11/15/25	50,000	51,000
Mandalay Resort Group
	9.500% 08/01/08	50,000	54,625
MGM Mirage
	8.375% 02/01/11	310,000	333,250
	8.500% 09/15/10	150,000	163,125
Trump Entertainment Resorts, Inc.
	8.500% 06/01/15	316,633	306,342
	Lodging Total		2,586,092
Retail – 2.2%
Blockbuster, Inc.
	9.500% 09/01/12(a)	60,000	49,650
Jafra Cosmetics International Inc./Distribuidora Comerical Jaffra SA de CV
	10.750% 05/15/11	175,000	196,000
Restructured Asset Securities
	11.000% 06/30/08(g)	40,825	—
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	615,000	507,375
Toys R Us, Inc.
	7.625% 08/01/11	875,000	798,438
	8.750% 09/01/21	565,000	565,000
	Retail Total		2,116,463
Textiles – 0.7%
INVISTA
	9.250% 05/01/12(a)	585,000	637,650
	Textiles Total		637,650
	CONSUMER CYCLICAL TOTAL		9,965,406

6

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – 8.0%
Agriculture – 0.6%
Commonwealth Brands, Inc.
	9.750% 04/15/08(a)	365,000	381,425
	10.625% 09/01/08(a)	200,000	209,000
	Agriculture Total		590,425
Commercial Services – 3.6%
American Color Graphics, Inc.
	10.000% 06/15/10	165,000	122,513
Chemed Corp.
	8.750% 02/24/11	300,000	324,375
Dollar Financial Group, Inc.
	9.750% 11/15/11	365,000	377,775
	9.750% 11/15/11(a)	50,000	51,750
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	235,000	219,138
Language Line Holdings, Inc.
	11.125% 06/15/12	325,000	296,562
Phoenix Color Corp.
	10.375% 02/01/09	110,000	100,100
Protection One Alarm Monitoring
	8.125% 01/15/09	430,000	419,250
Quintiles Transnational Corp.
	10.000% 10/01/13	490,000	551,250
Rent-Way, Inc.
	11.875% 06/15/10	280,000	310,100
Vertis, Inc.
	9.750% 04/01/09	130,000	133,900
Vertrue, Inc.
	9.250% 04/01/14	310,000	306,900
Williams Scotsman, Inc.
	8.500% 10/01/15(a)	265,000	267,650
	Commercial Services Total		3,481,263
Food – 1.3%
Chiquita Brands International, Inc.
	7.500% 11/01/14	180,000	171,000
Parmalat Finance Corp. BV
	6.250% 02/07/49(e)	500,000	186,341
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	485,000	461,963

7

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Swift & Co.
	10.125% 10/01/09	70,000	75,425
	12.500% 01/01/10	340,000	370,600
	Food Total		1,265,329
Healthcare Services – 0.9%
Ameripath, Inc.
	10.500% 04/01/13	455,000	483,437
HCA, Inc.
	8.360% 04/15/24	270,000	281,707
National Nephrology Associates, Inc.
	9.000% 11/01/11(a)	115,000	127,938
	Healthcare Services Total		893,082
Household Products / Wares – 0.7%
ACCO Brands Corp.
	7.625% 08/15/15(a)	245,000	241,938
Spectrum Brands, Inc.
	8.500% 10/01/13	455,000	437,937
	Household Products / Wares Total		679,875
Pharmaceuticals – 0.9%
Warner Chilcott Corp.
	8.750% 02/01/15(a)	170,000	163,200
Series B,
	6.615% 01/18/12(f)	408,409	411,035
Series C,
	6.359% 01/18/11(f)	164,569	165,627
Series D,
	6.359% 01/18/12(f)	76,026	76,515
	Pharmaceuticals Total		816,377
	CONSUMER NON-CYCLICAL TOTAL		7,726,351
DIVERSIFIED – 1.8%
Holding Companies - Diversified – 1.8%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	127,000	133,667
Pharma Services Intermediate Holding Corp.
	(b)04/01/14 (11.500% 04/01/09)	2,090,000	1,546,600
	Holding Companies - Diversified Total		1,680,267
	DIVERSIFIED TOTAL		1,680,267

8

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – 8.2%
Oil & Gas – 2.9%
El Paso Production Holding Co.
	7.750% 06/01/13	1,090,000	1,143,137
Hilcorp Energy LP/Hilcorp Finance Co.
	10.500% 09/01/10(a)	55,000	60,500
Newfield Exploration Co.
	7.625% 03/01/11	25,000	27,313
	8.375% 08/15/12	25,000	27,000
Parker Drilling Co.
	9.625% 10/01/13	160,000	182,200
	9.625% 10/01/13(a)	165,000	187,894
Plains E&P Co.
	8.750% 07/01/12	130,000	140,725
Pride International, Inc.
	7.375% 07/15/14	330,000	356,400
Venoco, Inc.
	8.750% 12/15/11	185,000	193,325
Vintage Petroleum, Inc.
	7.875% 05/15/11	105,000	109,462
	8.250% 05/01/12	335,000	358,450
	Oil & Gas Total		2,786,406
Oil & Gas Services – 1.1%
Lone Star Technologies
	9.000% 06/01/11	265,000	281,563
Petroleum Geo-Services ASA
	8.000% 11/05/06	61,008	61,847
	10.000% 11/05/10	659,387	741,810
	Oil & Gas Services Total		1,085,220
Oil, Gas & Consumable Fuels – 1.1%
Exco Resources, Inc.
	7.250% 01/15/11	285,000	294,975
Forest Oil Corp.
	8.000% 06/15/08	350,000	371,875
Mission Resources Corp.
	9.875% 04/01/11	300,000	328,500
	Oil, Gas & Consumable Fuels Total		995,350
Pipelines – 3.1%
ANR Pipeline Co.
	7.375% 02/15/24	165,000	173,250
	9.625% 11/01/21	530,000	654,550

9

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Dynegy Holdings, Inc.
	9.875% 07/15/10(a)	580,000	631,475
	10.125% 07/15/13(a)	165,000	183,769
	10.099% 07/15/08(a)(h)	185,000	195,638
El Paso Corp.
	7.000% 05/15/11	280,000	279,650
	7.800% 08/01/31	105,000	105,131
El Paso Natural Gas Co.
	7.500% 11/15/26	20,000	20,825
	7.625% 08/01/10	295,000	307,537
	8.375% 06/15/32	115,000	131,531
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	162,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	7.125% 06/15/14	115,000	119,313
Southern Natural Gas Co.
	7.350% 02/15/31	45,000	46,350
	Pipelines Total		3,011,019
	ENERGY TOTAL		7,877,995
FINANCIALS – 11.5%
Banks – 0.4%
Fremont General Corp.
	7.875% 03/17/09	355,000	362,100
	Banks Total		362,100
Diversified Financial Services – 5.8%
AMR Real Estate
	7.125% 02/15/13(a)	810,000	810,000
	8.125% 06/01/12	450,000	474,750
Cedar Brakes LLC
	8.500% 02/15/14(a)	121,965	136,906
	9.875% 09/01/13(a)	264,713	306,405
General Motors Acceptance Corp.
	5.625% 05/15/09	185,000	169,939
	6.150% 04/05/07	515,000	510,978
	6.750% 12/01/14	620,000	541,192
	8.000% 11/01/31	1,245,000	1,089,300

10

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
LaBranche & Co., Inc.
	9.500% 05/15/09	155,000	164,494
	11.000% 05/15/12	315,000	347,681
Rainbow National Services LLC
	10.375% 09/01/14(a)	235,000	264,375
Vanguard Health Holding Co. LLC
	(b)10/01/15 (11.250% 10/01/09)	880,000	638,000
	9.000% 10/01/14	155,000	165,850
	Diversified Financial Services Total		5,619,870
Insurance – 1.6%
Crum & Forster Holdings Corp.
	10.375% 06/15/13	330,000	354,750
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	15,000	13,350
	7.750% 04/26/12	310,000	297,600
	7.750% 07/15/37	260,000	210,600
	8.250% 10/01/15	40,000	38,800
	8.300% 04/15/26	15,000	13,125
First Mercury Financial Corp.
	11.797% 08/15/12(a)(h)	245,000	244,919
Lumbermens Mutual Casualty
	8.450% 12/01/97(a)(e)	30,000	562
	9.150% 07/01/26(a)(e)	645,000	12,094
Unum-Provident Corp.
	6.750% 12/15/28	330,000	311,025
	Insurance Total		1,496,825
Real Estate – 2.9%
CB Richard Ellis Services, Inc.
	11.250% 06/15/11	170,000	185,300
Escrowed to Maturity:
	9.750% 05/15/10	129,000	142,223
LNR Property Corp.
Series B:
	6.715% 02/03/08(f)	979,970	990,465
Riley Mezzanine Corp.
	8.965% 03/02/08(f)	1,000,000	1,000,630
Trustreet Properties, Inc.
	7.500% 04/01/15	515,000	522,380
	Real Estate Total		2,840,998

11

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – 0.8%
Crescent Real Estate Equities LP
	7.500% 09/15/07	5,000	5,100
	9.250% 04/15/09	300,000	318,000
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	415,000	418,113
	Real Estate Investment Trusts Total		741,213
	FINANCIALS TOTAL		11,061,006
INDUSTRIALS – 8.8%
Aerospace & Defense – 0.8%
BE Aerospace, Inc.
	8.000% 03/01/08	120,000	119,700
	8.500% 10/01/10	105,000	114,188
	8.875% 05/01/11	210,000	220,237
Sequa Corp.
	8.875% 04/01/08	110,000	114,950
	9.000% 08/01/09	185,000	196,562
	Aerospace & Defense Total		765,637
Building Materials – 1.6%
Ainsworth Lumber Co., Ltd.
	7.250% 10/01/12	140,000	133,350
Compression Polymers Holding Corp.
	10.500% 07/01/13(a)	195,000	180,863
Dayton Superior Corp.
	10.750% 09/15/08	420,000	422,100
Goodman Global Holding Co., Inc.
	6.410% 06/15/12(a)(h)	75,000	72,750
Interline Brands, Inc.
	11.500% 05/15/11	138,000	153,180
MMI Products, Inc.
	11.250% 04/15/07	335,000	330,812
Panolam Industries International, Inc.
	10.750% 10/01/13(a)	230,000	228,850
	Building Materials Total		1,521,905
Electronics – 0.5%
Dresser, Inc.
	9.375% 04/15/11	105,000	111,300

12

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – (continued)
Fisher Scientific International, Inc.
	6.125% 07/01/15(a)	195,000	194,269
Knowles Electronics Holdings, Inc.
	13.125% 10/15/09	130,000	135,687
	Electronics Total		441,256
Environmental Control – 0.4%
Geo Sub Corp.
	11.000% 05/15/12	380,000	380,950
	Environmental Control Total		380,950
Hand / Machine Tools– 0.2%
Thermadyne Holdings Corp.
	9.250% 02/01/14	165,000	153,863
	Hand / Machine Tools Total		153,863
Metal Fabricate / Hardware – 0.3%
Mueller Group, Inc.
	10.000% 05/01/12	250,000	265,312
	Metal Fabricate / Hardware Total		265,312
Miscellaneous Manufacturing – 1.0%
Amsted Industry
	10.250% 10/15/11(a)	400,000	435,000
Mark IV Industries, Inc.
	7.500% 09/01/07	605,000	571,725
	Miscellaneous Manufacturing Total		1,006,725
Packaging & Containers –3.6%
Consolidated Container Co. LLC
	(b)06/15/09 (10.750% 06/15/07)	395,000	323,900
Crown Cork PLC
	7.000% 12/15/06	660,000	674,850
Crown European Holdings SA
	9.500% 03/01/11	595,000	652,269
	10.875% 03/01/13	315,000	365,794
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	70,000	72,450
	8.875% 02/15/09	255,000	268,387
Owens-Illinois, Inc.
	7.350% 05/15/08	425,000	431,375
	7.800% 05/15/18	250,000	251,250
	8.100% 05/15/07	465,000	477,206
	Packaging & Containers Total		3,517,481

13

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – 0.2%
TFM SA de CV
	12.500% 06/15/12	155,000	181,738
	Transportation Total		181,738
Trucking & Leasing – 0.2%
Interpool, Inc.
	6.000% 09/01/14(i)	265,000	237,838
	Trucking & Leasing Total		237,838
	INDUSTRIALS TOTAL		8,472,705
TECHNOLOGY – 3.2%
Computers – 2.4%
Activant Solutions, Inc.
	10.065% 04/01/10(a)(h)	150,000	152,250
Sungard Data Systems, Inc.
	3.750% 01/15/09	330,000	302,363
	4.875% 01/15/14	45,000	39,150
	8.525% 08/15/13(a)(h)	155,000	160,425
	9.125% 08/15/13(a)	455,000	469,787
	10.250% 08/15/15(a)	630,000	637,875
Sungard Term Loan B
	6.280% 12/13/12	550,000	556,061
	Computers Total		2,317,911
Semiconductors – 0.6%
Amkor Technology, Inc.
	7.125% 03/15/11	35,000	30,013
	7.750% 05/15/13	45,000	38,362
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
	7.120% 12/15/11(h)	185,000	184,075
	8.000% 12/15/14	345,000	315,675
	Semiconductors Total		568,125
Software – 0.2%
UGS Corp.
	10.000% 06/01/12	200,000	218,500
	Software Total		218,500
	TECHNOLOGY TOTAL		3,104,536

14

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES– 4.7%
Electric – 4.7%
AES Corp.
	9.000% 05/15/15(a)	1,095,000	1,204,500
AES Eastern Energy LP
	9.000% 01/02/17	245,756	286,920
	9.670% 01/02/29	150,000	189,375
Calpine Corp.
	8.500% 07/15/10(a)	1,509,000	1,078,935
	9.875% 12/01/11(a)	150,000	109,125
Mirant Americas Generation LLC
	8.300% 05/01/11(e)	170,000	211,650
	8.500% 10/01/21(e)	15,000	18,675
	9.125% 05/01/31(e)	145,000	187,775
Mirant Revolving Credit Facility
	10.000% 01/15/06(e)(f)	100,000	108,938
	10.000% 07/17/06(f)	270,867	282,718
NRG Energy, Inc.
	8.000% 12/15/13	321,000	341,865
PSEG Energy Holdings LLC
	8.625% 02/15/08	410,000	429,990
Reliant Energy, Inc.
	9.250% 07/15/10	100,000	108,500
	Electric Total		4,558,966
	TOTAL UTILITIES		4,558,966
	Total Corporate Fixed-Income Bonds & Notes (cost of $70,501,648)		72,030,787
Convertible Bonds – 4.9%
COMMUNICATIONS – 1.9%
Internet – 0.1%
At Home Corp.
	4.750% 12/15/06(e)	296,350	30
RiverStone Networks, Inc.
	3.750% 12/01/49(a)(e)	105,000	99,456
	Internet Total		99,486
Media – 0.5%
Lamar Advertising Co.
	2.875% 12/31/10	80,000	85,459

15

		Par ($)	Value ($)
Convertible Bonds – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
UnitedGlobalCom, Inc.
	1.750% 04/15/24(a)	265,000	340,884
	Media Total		426,343
Telecommunication Services – 1.3%
Ciena Corp.
	3.750% 02/01/08	425,000	388,892
Lucent Technologies, Inc.
	8.000% 08/01/31	280,000	289,100
Nortel Networks Corp.
	4.250% 09/01/08	615,000	581,735
	Telecommunication Services Total		1,259,727
	COMMUNICATIONS TOTAL		1,785,556
CONSUMER CYCLICAL – 0.0%
Airlines – 0.0%
Delta Airlines, Inc.
	8.000% 06/03/23	155,000	26,204
	Airlines Total		26,024
	CONSUMER CYCLICAL TOTAL		26,024
CONSUMER NON-CYCLICAL – 1.5%
Biotechnology – 0.4%
Amgen, Inc.
	(d)03/01/32	445,000	349,525
	Biotechnology Total		349,525
Health Care Services – 1.1%
Laboratory Corp. of America Holdings
	(d)09/11/21	1,135,000	835,247
Lincare Holdings, Inc.
	3.000% 06/15/33(a)	255,000	254,890
	Health Care Services Total		1,090,137
	CONSUMER NON-CYCLICAL TOTAL		1,439,662
FINANCIALS – 0.2%
Insurance – 0.2%
Conseco, Inc.
	3.500% 09/30/35(a)	210,000	215,093
	Insurance Total		215,093

16

		Par ($)	Value ($)
Convertible Bonds – (continued)
TECHNOLOGY – 1.3%
Semiconductors – 1.3%
Amkor Technology, Inc.
	5.750% 06/01/06	315,000	298,673
LSI Logic Corp.
	4.000% 11/01/06	345,000	339,853
Satbirds
	10.464% 05/01/14	500,000	628,150
	Semiconductors Total		1,266,676
	TECHNOLOGY TOTAL		1,266,676

	Total Convertible Bonds (cost of $4,708,654)		4,733,191

		Shares
Common Stocks – 1.9%
BASIC MATERIALS – 0.0%
Forest Products & Paper – 0.0%
	Abitibi-Consolidated, Inc.	8,000	32,400
	Forest Products & Paper Total		32,400
	BASIC MATERIALS TOTAL		32,400
COMMUNICATIONS – 0.5%
Internet – 0.1%
	Globix Corp. (j)	88,009	159,588
	Internet Total		159,588
Media – 0.4%
	Haights Cross Communications, Inc.(i)	6,000	360,000
	Media Total		360,000
Telecommunication Services – 0.0%
	Remote Dynamics, Inc.	1,774	1,454
	Telecommunication Services Total		1,454
	COMMUNICATIONS TOTAL		521,042
CONSUMER DISCRETIONARY – 1.0%
Auto Components – 0.5%
	Goodyear Tire & Rubber Co. (j)	28,100	438,079
	Auto Components Total		438,079
Media – 0.5%
	Liberty Global, Inc., Class A (j)	3,399	92,045
	Liberty Global, Inc., Class C (j)	3,399	87,524

17

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Viacom, Inc., Class B	9,800	323,498
	Media Total		503,067
	CONSUMER DISCRETIONARY TOTAL		941,146
HEALTH CARE – 0.0%
Healthcare Providers& Services – 0.0%
	Fountain View, Inc.		896
	Healthcare Providers & Services Total		896
	HEALTH CARE TOTAL		896
INDUSTRIALS – 0.3%
Hand / Machine Tools – 0.2%
	Thermadyne Holdings Corp. (j)	16,116	217,727
	Hand / Machine Tools Total		217,727
Metal Fabricate / Hardware – 0.1%
	ACP Holding Co.	25,603	47,366
	Metal Fabricate / Hardware Total		47,366
	INDUSTRIALS TOTAL		265,093
TECHNOLOGY – 0.1%
Software – 0.1%
	Quadramed Corp. (j)	34,970	63,645
	Software Total		63,645
	TECHNOLOGY TOTAL		63,645

	Total Common Stocks (cost of $1,414,587)		1,824,222

Preferred Stocks – 1.8%
COMMUNICATIONS – 0.1%
Media – 0.1%
	Paxson Communications Corp.(c)	5	33,875
	Ziff Davis Holdings, Inc.	25	15,000
	Media Total		48,875
	COMMUNICATIONS TOTAL		48,875
FINANCIALS – 1.3%
Insurance – 0.3%
	Conseco, Inc	8,900	236,642
	Insurance Total		236,642
Real Estate Investment Trusts – 1.0%
	Sovereign Real Estate Investment Corp. (a)	675,000	992,250
	Real Estate Investment Trusts Total		992,250

18

		Shares	Value ($)
Preferred Stocks – (continued)
FINANCIALS – (continued)
	FINANCIALS TOTAL		1,228,892
INDUSTRIALS – 0.0%
Auto Manufacturers – 0.0%
General Motors Corp.
		1,000	19,747
	Auto Manufacturers		19,747
	INDUSTRIALS TOTAL		19,747
TECHNOLOGY – 0.4%
Software – 0.4%
Quadramed Corp.
		18,300	402,600
	Software Total		402,600
	TECHNOLOGY TOTAL		402,600

	Total Preferred Stocks (cost of $1,642,918)		1,700,114

		Par ($)

Asset-Backed Securities – 0.4%
Gilroy Receivable Asset Trust
	10.000% 09/30/14(f)	388,462	388,462
GT Telecom Racers Trust
	9.755% 07/02/07(g)	29,175	—

	Total Asset-Backed Securities (cost of $405,203)		388,462

		Units
Warrants(j) – 0.1%
BASIC MATERIALS – 0.1%
Forest Products & Paper – 0.1%
ACP Holding Co.	Expires 09/30/13(a)	28,376	52,496
	Forest Products & Paper Total		52,496
	BASIC MATERIALS TOTAL		52,496
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(a)(g)	125	—
	Telecommunication Services Total		—

19

		Units	Value ($)
Media – 0.0%
Haights Cross Communications, Inc.	Expires 12/10/11(g)	9	—
Haights Cross Communications, Inc.	Preferred Warrants, Expires 10/12/11	5,880	59
ONO Finance PLC	Expires 03/16/11	105	1
Riverdeep Acquisitions Loan	Expires 10/15/11(g)	1,500	—
Ziff Davis Media, Inc. Series E	Expires 08/12/12	6,630	663
	Media Total		723
	COMMUNICATIONS TOTAL		723

	Total Warrants (cost of $28,195)	53,219

		Par ($)
Short-Term Obligation – 14.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Treasury Bonds and Notes with various maturities to 11/10/05, market value of $14,585,505 (repurchase proceeds $14,589,913)	14,297,000	14,297,000

	Total Short-Term Obligation (cost of $14,297,000)		14,297,000

	Total Investments – 98.6% (cost of $92,998,205)(k)(l)		95,026,995

	Other Assets & Liabilities, Net – 1.4%		1,374,690

	Net Assets – 100.0%		96,401,685

20

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $14,876,371, which represents 15.7% of net assets.

(b)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)	Pay-in-kind securities.

(d)	Zero coupon bond.

(e)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At September 30, 2005, the value of these securities amounted to $1,740,469, which represents 1.8% of net assets.

(f)	Loan participation agreement.

(g)	Security has no value.

(h)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2005.

(i)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2005, the value of this security represents 0.6% of net assets.

(j)	Non-income producing security.

(k)	Cost for federal income tax purposes is $92,995,060.

(l)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$5,372,465	$(3,343,675)	$2,028,790

21

ITEM 2.  CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. During, and subsequent to, the registrant’s last fiscal quarter of the period covered by this report, the registrant entered into arrangements with new service providers that perform certain administrative, fund accounting, custody, transfer agency and recordkeeping services that relate to financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Nations Separate Account Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005